                                                         File No. 333-64349
                                                         File No. 811-9019

                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ X ]
Pre-Effective Amendment No.___                                        [   ]
Post-Effective Amendment No. __2__                                    [ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ X ]
Amendment No. __2__                                                   [ X ]


                          DOW TARGET VARIABLE FUND LLC
                           (Exact Name of Registrant)

                                One Financial Way
                             Montgomery, Ohio 45242
                     (Address of Principal Executive Office)
                                 (513) 794-6316
                         (Registrant's Telephone Number)

                          Ronald L. Benedict, Secretary
                          Dow Target Variable Fund LLC
                                  P.O. Box 237
                             Cincinnati, Ohio 45201
                     (Name and Address of Agent for Service)


                                   Notice to:
                        W. Randolph Thompson, Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 410-East
                        1025 Thomas Jefferson Street, NW
                              Washington, DC 20007


Approximate Date of Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):


____ immediately upon filing pursuant to paragraph (b)
_X__ on May 1, 2000 pursuant to paragraph (b)
____ 60 days after filing pursuant to paragraph (a)(1)
____ on (date) pursuant to paragraph (a)(1)
____ 75 days after filing pursuant to paragraph (a)(2)
____ on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Membership interests in Dow Target
                                       Variable Fund LLC

                                     Part A


                      Information Required in a Prospectus

                                   PROSPECTUS
                                  MAY 1, 2000
                      THE DOW(SM) TARGET VARIABLE FUND LLC
                               One Financial Way
                             Montgomery, Ohio 45242
                                 (800) 366-6654


     The Dow Target Variable Fund LLC is an open-end investment company. Its "Dow Target 10" portfolios are twelve non-diversified portfolios of the common stocks of the ten companies in the Dow Jones Industrial Average(SM) (the "Dow") having the highest dividend yields as of the close of business on or about the second last business day prior to the beginning of each portfolio's annual term. This is often called "the Dow 10" strategy. These ten companies are popularly known as the "Dogs of the Dow." Its "Dow Target 5" portfolios are twelve non-diversified portfolios of the common stocks of the five Dow 10 companies having the lowest per-share stock prices as of the close of business on or about the second last business day prior to the beginning of each of those portfolios' annual term.

     The Fund's objective is to provide above-average total return through both capital appreciation and dividend income. The Fund may or may not achieve that objective. The stocks held in each portfolio of the Fund are not expected to reflect the entire Dow index. The prices of Fund interests are not intended to track movements of the Dow. The Dow consists of thirty stocks selected by Dow Jones & Company, Inc. (publishers of The Wall Street Journal) as representing American industry and the broader domestic stock market.

     The Fund is a limited liability company created under Ohio law. Its interests are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company ("ONLI"). Fund interests are not offered directly to the public. Fund interests are purchased by ONLI's separate accounts as an investment option for their variable annuity contracts.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               TABLE OF CONTENTS



Investment Strategy.......................      2
Risks.....................................      2
Dow Target 10 -- January Portfolio........      3
Fund Organization.........................      4
Fund Management...........................      4
The Dow Jones Industrial Average..........      5
Total Return History of the Dow 10 and Dow
  5 Strategies (Not the Fund).............      5
Performance Data..........................      6
Pricing of Fund Interests.................      6
Fund Dividends and Distributions..........      7
Taxes.....................................      7
Financial Highlights of Dow Target
  Variable Fund LLC For the Year Ended
     December 31, 1999....................      7
Financial Highlights......................      8



8520D-5


Form 8520D-5

INVESTMENT STRATEGY

     The Fund has 24 non-diversified portfolios. Each one is named after a different month (Dow Target 10 January portfolio, Dow Target 5 January portfolio, Dow Target 10 February portfolio, Dow Target 5 February portfolio, etc.) On or about the first business day of each month, each portfolio named for that month invests substantially all its assets in the 10 Dogs of the Dow stocks, or the 5 lowest priced Dogs of the Dow stocks, as the case may be, as determined at the close of the second-last business day of the preceding month. Fund management then sets the proportionate relationships among the 10 or 5 stocks in that portfolio for the next 12 months. For example, the stocks held in a January portfolio are maintained in their same relative proportions until the end of December. Those in a February portfolio are held until the end of the next January and so on. At the end of a portfolio's twelfth month, the portfolio is re-balanced with a new mix of 10 or 5 stocks.

     All purchases of Fund interests (variable annuity separate accounts) during any month are invested in that month's portfolios. After that month ends, you may not make further purchases of that month's portfolio interests until the corresponding month in later years. Any additional Fund purchases after the first business day of a portfolio's month will duplicate, as nearly as is practicable, the original proportionate relationships among its 10 or 5 stocks. Since the prices of each of the stocks change nearly every day, the ratio of the price of each stock to the total price of the entire group of 10 or 5 also changes daily. However, the proportion of stocks represented in a portfolio will not change materially.

     The investments of portfolio securities are, to the extent practicable, purchased in substantially equal dollar amounts for each of the 10 or 5 companies. It is generally not possible for management to purchase round lots (usually 100 shares) of those stocks in amounts that will precisely duplicate the prescribed mix. Also, it usually is impossible for a portfolio to be 100% invested in the prescribed mix of those stocks at any time. To the extent a portfolio is not fully invested, the interests of variable annuity owners may be diluted and total return may not directly track the investment results of the 10 or 5 stocks. To minimize this effect, Fund management will try, as much as practicable, to maintain a minimum cash position at all times. Normally, the only cash items held by a portfolio are amounts expected to be deducted as expenses and amounts too small to purchase additional round lots of the 10 or 5 stocks.

RISKS

     Investing in the ten Dogs of the Dow stocks, or the five lowest priced of those ten stocks, amounts to a moderately contrarian strategy. While these stocks represent large established companies recognized as industry leaders, they are currently out of favor relative to the other Dow stocks. While the relatively high dividends paid by these companies may account for a substantial portion of a portfolio's total return, there is no guarantee that the companies will meet their expected dividend distributions throughout the 12-month term of a portfolio, nor can there be any assurance that the stocks will appreciate in price during the 12-month term. The loss of money is a risk of investing in the Fund.

     The Dow 10 and 5 strategies select the stocks by formula without considering why some companies might currently be out of favor with investors. Thus, a company experiencing financial difficulties or business reverses will represent approximately 10% of a Dow Target 10 portfolio or approximately 20% of a Dow Target 5 portfolio if, as of the beginning of the portfolio's 12-month term, it is among the ten or five Dow stocks conforming to the portfolio's selection formula. In addition to factors affecting the prices for each of the individual stocks, all of those stocks are subject to general market and economic trends that might negatively impact a portfolio's total return. The mix of stocks will not be changed during a 12-month term in order to take advantage of changing market conditions.

     Being limited to ten or five stocks each, the portfolios are not diversified. This can expose each portfolio to potentially greater market fluctuations than might be experienced by a diversified fund. Variable annuity owners, in light of their own financial situations and goals, should consider other additional funding options in order to diversify the allocations of their contract assets.

Form 8520D-5

     The Fund's interests are owned entirely by ONLI's variable annuity separate accounts. In order for a variable annuity to be treated as an annuity, the Internal Revenue Code requires, in effect, that each portfolio be diversified as follows at the end of each calendar quarter:

     - no more than 55% of the value of a portfolio's total assets may be represented by any one investment,

     - no more than 70% of the value of portfolio's total assets may be represented by any two investments,

     - no more than 80% of the value of a portfolio's total assets may be represented by any three investments, and

     - no more than 90% of the value of a portfolio's total assets may be represented by any four investments.


     It is possible, particularly for the Dow Target 5 portfolios, that changes in the market prices of a portfolio's securities during the course of a year could cause the portfolio to fail this test at the end of a quarter. We intend to manage the Fund's portfolios so as to maintain the tax-advantaged status of the variable annuities. If we determine that a portfolio might fail this diversification test, we will purchase or sell securities for that portfolio in order to prevent that failure. In so doing, we will seek to minimize any deviations from the portfolio's standard strategy.



     The following bar chart and table indicate the risks of investing in the Dow Target 10 January portfolio. They show changes in the portfolio's performance for the complete calendar year since the portfolio's inception and the portfolio's average annual returns for that year compared to those of the Dow. The portfolio's past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.



     We have not included charts of the annual performance history of the other portfolios and tables of their average annual returns because none of the other portfolios have existed for at least a full calendar year.



DOW TARGET 10 -- JANUARY PORTFOLIO [BAR GRAPH]


99                                                             2.88%


     During the period shown in the bar chart, the portfolio's highest return for a quarter was 13.72%. That was for the quarter ending on June 30, 1999. The lowest return for a quarter was -6.69%. That was the quarter ending on September 30, 1999.



AVERAGE ANNUAL TOTAL RETURNS                                   ONE      SINCE
AS OF DECEMBER 31, 1999                                       YEAR     1/4/1999
----------------------------                                  -----    --------
Dow Target 10 -- January Portfolio..........................   2.88%     2.88%
Dow Jones Industrial Average................................  27.50%    27.50%


Form 8520D-5

FUND ORGANIZATION

     The Fund is organized as an Ohio limited liability company. Its Board of Managers is responsible for the Fund's overall management and direction. The Board elects the Fund's officers. The Board approves all significant agreements including those with the investment adviser, sub-adviser, custodian and fund accounting agent. Board members are elected by owners of Fund interests.

     Under Ohio law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in "membership interests". Each Fund interest represents an undivided interest in the stocks held in a Fund portfolio. The Fund is not offered directly to the public. The only direct owner of the Fund's interests is ONLI through its separate accounts. Those of ONLI's variable annuity owners who have contract values allocated to any of the Fund's portfolios have indirect beneficial rights in the Fund's interests.

     All Fund interests have equal voting rights. However, only interests of a particular portfolio are entitled to vote on matters affecting only that portfolio.

     Each issued and outstanding Fund interest is entitled to one vote and to participate equally in dividends and distributions declared by its corresponding portfolio, and in the net assets of the portfolio remaining upon liquidation or dissolution after outstanding liabilities are satisfied. The interests of each portfolio, when issued, are fully paid and non-assessable. They have no pre-emptive, conversion, cumulative dividend or similar rights. They are freely transferable. Fund interests do not have cumulative rights. This means that owners of more than half of the Fund's interests voting for election of Managers can elect all the Managers if they so choose. Then, the remaining interest owners would not be able to elect any Managers.

     ONLI votes Fund interests it holds in accordance with instructions it receives from the owners of variable annuity contracts issued in connection with each of its separate accounts. Any other Fund interests will be voted in proportion to the instructions received from all variable annuity owners.

FUND MANAGEMENT

     The Fund's day-to-day investment management is the responsibility of its investment adviser, Ohio National Investments, Inc. (the "Adviser"). The Adviser is an Ohio corporation. It is a wholly-owned subsidiary of ONLI and its address is the same as those of the Fund and ONLI. The Adviser and its predecessors have been managing investment companies since 1970. All of the Adviser's investment advisory personnel are also responsible for the management of ONLI's assets.

     For managing the Fund's assets, the Adviser receives a monthly management fee based on the Fund's total net assets. This fee is calculated daily and is at the annual rate of 0.60% of the average daily total net assets.

     In addition to the fee paid to the Adviser, the Fund incurs other miscellaneous expenses for legal and accounting services, registration and filing fees, custodial services and shareholder services.

     The Adviser contracts with First Trust Advisors L.P. ("First Trust") to serve as sub-adviser to the Fund. First Trust manages the Fund's assets under the Adviser's supervision. First Trust, an investment adviser to financial institutions, is located at 1001 Warrenville Road in Lisle, Illinois. First Trust has been managing Dow 10 and Dow 5 strategies in unit investment trusts and other investment companies since 1991.

     First Trust has been granted a license by Dow Jones & Company, Inc. to use certain copyright, trademark and proprietary rights and trade secrets of Dow Jones. The Fund and ONLI have entered into agreements with First Trust giving the Fund and ONLI permission to use and refer to the Dow Jones marks and rights in connection with the Fund and ONLI's separate accounts.

     For the services and rights provided by First Trust, the Adviser pays First Trust a monthly sub-advisory fee based on the Fund's total net assets. This fee is calculated daily and is at the annual rate of 0.35% of the Fund's average daily net assets.

     The Fund's transfer agent and accounting agent is American Data Services, Inc., 150 Motor Parkway, Hauppauge, New York. The Fund's custodian is Star Bank, 425 Walnut Street, Cincinnati, Ohio.

Form 8520D-5

THE DOW JONES INDUSTRIAL AVERAGE(SM)

     The Dow was first published in The Wall Street Journal in 1896. Initially consisting of just 12 stocks, it expanded to 20 stocks in 1916 and to its present size of 30 stocks in 1928. The stocks are chosen by the editors of The Wall Street Journal as representative of the broad stock market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors. Changes in the components of the Dow are made entirely by the editors of The Wall Street Journal without consultation with the companies, the stock exchange or any official agency. For the sake of continuity, changes are made rarely. Most substitutions have been the result of mergers, but from time to time, changes may be made to achieve a better representation. The components of the Dow may be changed at any time, for any reason. Any changes in the components of the Dow made after the stock selection date will not cause a change in the identify of the ten or five stocks included in a portfolio. The following is a list of the companies which currently comprise the Dow.


AT&T Corporation
Allied Signal
Aluminum Company of America
American Express Company
Boeing Company
Caterpillar Inc.
Coca-Cola Company
Walt Disney Company
E.I. duPont de Nemours & Company
Eastman Kodak Company
Exxon Corporation
General Electric Company
General Motors Corporation
Hewlett-Packard Co.
Home Depot, Inc.
Intel Corporation
International Business Machines Corporation
International Paper Company
Johnson & Johnson
McDonald's Corporation
Merck & Company, Inc.
Microsoft Corporation
J.P. Morgan & Company, Inc.
Philip Morris Companies, Inc.
Procter & Gamble Company
SBC Communication Inc.
Travelers Group, Inc.
United Technologies Corporation
Wal-Mart Stores, Inc.


     The Fund is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the Fund's unit owners or any member of the public regarding the advisability of purchasing the Fund. Dow Jones' only relationship to the Fund, ONLI, the Adviser or First Trust is the licensing of certain copyrights, trademarks, servicemarks and service names of Dow Jones. Dow Jones has no obligation to take the needs of ONLI, the Adviser, First Trust or variable annuity owners into consideration in determining, composing or calculating the Dow. Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the Fund, including the pricing of Fund interests or the amount payable under variable contracts. Dow Jones has no obligation or liability in connection with the administration or marketing of the Fund or any variable annuity contracts.

TOTAL RETURN HISTORY OF THE DOW 10 AND DOW 5 STRATEGIES (NOT THE FUND)

     The following table compares the annual total returns of the Dow 10 and Dow 5 strategies and the annual total returns of the Dow for each of the last 25 calendar years. The table does not show the Fund's performance history. The ten and five designated stocks for each year were selected as of the beginning of each year.

     This table is presented for comparison purposes only. The total returns shown are no indication of returns that might be expected in the future. The table does not reflect the Fund's charges and expenses which diminish the Fund's actual returns. (See "Charges and Expenses"). The Fund will not be 100% invested at all times, nor is it possible for it to perfectly maintain its prescribed relative weightings of the designated stocks at all times throughout a portfolio's term. In addition to the Fund's charges and expenses, total return in variable annuities is further reduced by separate account and contract charges as described in the accompanying variable annuity prospectus.

Form 8520D-5

YEAR   DOW 10    DOW 5    THE DOW
----   ------   -------   -------
1974   -1.02%     -5.40%   -23.64%
1975   56.10%     64.77%    44.46%
1976   35.18%     40.96%    22.80%
1977   11.95%      5.49%   -12.91%
1978    0.03%      1.23%     2.66%
1979   13.01%      9.84%    10.60%
1980   27.90%     41.69%    21.90%
1981    7.46%      3.19%    -3.61%
1982   27.12%     43.37%    26.85%
1983   39.07%     36.38%    25.82%
1984    6.22%     11.12%     1.29%
1985   29.54%     38.34%    33.28%
1986   35.63%     30.89%    27.00%
1987    5.59%     10.69%     5.66%
1988   24.57%     21.47%    16.03%
1989   26.97%     10.55%    32.09%
1990   -7.82%    -15.74%    -0.73%
1991   34.20%     62.03%    24.19%
1992    7.69%     22.90%     7.39%
1993   27.08%     34.01%    16.87%
1994    4.21%      8.27%     5.03%
1995   36.85%     30.50%    36.67%
1996   28.35%     26.20%    28.71%
1997   21.68%     19.97%    24.82%
1998   10.59%     12.36%    18.03%
1999    2.71%     -9.51%    27.50%



     Based on the above annual returns, the average annual total returns for the 25 year period were 16.49% for the Dow 10 strategy, 18.43% for the Dow 5 strategy, and 12.41% for the thirty Dow stocks. There can be no assurance that future returns will continue to follow this pattern. In any event, the Fund's actual returns will be less than those of each portfolio's selected stocks because of the Fund's expenses.


PERFORMANCE DATA

     From time to time, ONLI or its affiliates may advertise historical total returns of variable contract subaccounts based on the returns of the Fund's portfolios (adjusted for contract charges and expenses). These figures will be calculated according to standardized methods prescribed by the SEC. The Fund's total returns may be compared to returns on the Dow for comparable periods in such advertising. Historical returns are not predictive of future performance.

     ONLI or its affiliates may also advertise average annual total return or other performance data for the Fund in non-standard formats. Any such information will be accompanied by standardized performance data.

PRICING OF FUND INTERESTS

     Fund interests are sold to ONLI's variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Fund receives a purchase or redemption order. The

Form 8520D-5
value of Fund interests is based on the market value of the stocks and any other cash or securities owned by each portfolio. The net asset values of the Fund's interests are determined on each day on which an order for purchase or redemption of the Fund's interests are received and there is enough trading in portfolio securities that the current net asset value of its interests might be affected. The values are determined as of 4:00 p.m. eastern time on each day the New York Stock Exchange is open for unrestricted trading. The net asset value of each portfolio is computed by dividing the value of that portfolio's securities plus any cash or other assets, less the portfolio's liabilities, by the number of portfolio interests outstanding.

FUND DIVIDENDS AND DISTRIBUTIONS

     Dividends representing net investment income are normally distributed quarterly. Any net realized capital gains are normally distributed annually. However, the Board may declare dividends more often. Dividends and distributions are automatically reinvested in additional interests in the respective portfolios at net asset value without a sales charge.

TAXES

     The Fund is a limited liability company with all of its interests owned by a single entity (ONLI). Accordingly, the Fund is taxed as part of the operations of ONLI and is not taxed separately. Under current tax law, interest, dividend income and capital gains of the Fund are not currently taxable when left to accumulate within a variable annuity contract.


FINANCIAL HIGHLIGHTS OF DOW TARGET VARIABLE FUND LLC FOR THE YEAR ENDED DECEMBER 31, 1999



     The financial highlights tables are intended to help you understand the portfolios' financial performance for the periods shown. Certain information reflects financial results for a single Fund interest. The total returns reflect the rates an investment in each portfolio would have earned (or lost), assuming reinvestment of all dividends and distributions. The following information has been audited by KPMG LLP, independent certified public accountants. It is an integral part of the Fund's audited financial statements contained in the Statement of Additional Information (which you may obtain), incorporated by reference herein. This should be read in conjunction with those financial statements.


Form 8520D-5

                      THE DOW(SM) TARGET VARIABLE FUND LLC
                              FINANCIAL HIGHLIGHTS
                      FOR THE YEAR ENDED DECEMBER 31, 1999


                                                                             PORTFOLIOS
                                                ---------------------------------------------------------------------
                                                 JANUARY    FEBRUARY      MARCH       APRIL        MAY        JUNE
                                                 (10)(d)     (10)(e)     (10)(f)     (10)(g)     (10)(h)     (10)(i)
                                                ---------   ---------   ---------   ---------   ---------   ---------
Per membership interest data:
Net asset value, beginning of period..........   $10.00      $10.00      $10.00      $10.00      $10.00      $10.00
Income (loss) from investment operations:
  Net investment income.......................     0.19        0.17        0.12        0.13        0.09        0.09
  Net realized & unrealized gain (loss) on
    investments...............................     0.09        0.47        0.04        0.14       (1.69)      (1.04)
                                                 ------      ------      ------      ------      ------      ------
         Total income (loss) from investment
           operations.........................     0.28        0.64        0.16        0.27       (1.60)      (0.95)
                                                 ------      ------      ------      ------      ------      ------
Less distributions:
  Dividends from net investment income........    (0.19)      (0.16)      (0.12)      (0.13)      (0.09)      (0.09)
  Distributions from net realized capital
    gains.....................................    (0.06)      (0.23)      (0.30)      (0.11)       0.00        0.00
                                                 ------      ------      ------      ------      ------      ------
         Total distributions..................    (0.25)      (0.39)      (0.42)      (0.24)      (0.09)      (0.09)
                                                 ------      ------      ------      ------      ------      ------
Net asset value, end of period................   $10.03      $10.25      $ 9.74      $10.03      $ 8.31      $ 8.96
                                                 ======      ======      ======      ======      ======      ======


                                                12 MONTHS   11 MONTHS   10 MONTHS   9 MONTHS    8 MONTHS    7 MONTHS
                                                ---------   ---------   ---------   ---------   ---------   ---------
Total return (b)..............................     2.88%       6.37%       1.96%       2.50%     (16.14%)     (9.57%)
Ratios net of fees reimbursed by advisor (c):
  Ratio of expenses to average net assets
    (a).......................................     0.99%       1.07%       1.38%       1.17%       1.50%       1.18%
  Ratio of net investment income to average
    net assets(a).............................     1.79%       1.63%       1.31%       1.55%       1.54%       1.57%
Ratio assuming no fees reimbursed by advisor:
  Ratio of expenses to average net assets
    (a).......................................     1.99%       1.24%       1.38%       1.18%       1.52%       1.19%
Portfolio turnover rate.......................       20%         25%         39%         25%         29%         14%
Net assets at end of period (millions)........   $  0.5      $  1.2      $  1.0      $  1.3      $  0.7      $  1.2


---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) The advisor has reimbursed certain operating expenses for all portfolios except for the March portfolio.

(d) The inception date for this portfolio was January 4, 1999.

(e) The inception date for this portfolio was February 1, 1999.

(f) The inception date for this portfolio was March 1, 1999.

(g) The inception date for this portfolio was April 1, 1999.

(h) The inception date for this portfolio was May 3, 1999.

(i) The inception date for this portfolio was June 1, 1999

   The accompanying notes are an integral part of these financial statements.

Form 8520D-5

                      THE DOW(SM) TARGET VARIABLE FUND LLC
                              FINANCIAL HIGHLIGHTS
                      FOR THE YEAR ENDED DECEMBER 31, 1999


                                                                             PORTFOLIOS
                                                ---------------------------------------------------------------------
                                                  JULY       AUGUST     SEPTEMBER    OCTOBER    NOVEMBER    DECEMBER
                                                 (10)(j)     (10)(k)     (10)(l)     (10)(m)     (10)(n)     (10)(o)
                                                ---------   ---------   ---------   ---------   ---------   ---------
Per membership interest data:
Net asset value, beginning of period..........   $10.00      $10.00      $10.00      $10.00      $10.00      $10.00
Income (loss) from investment operations:
  Net investment income.......................     0.09        0.09        0.05        0.06        0.03        0.01
  Net realized & unrealized gain (loss) on
    investments...............................    (1.18)      (1.12)      (1.22)      (0.80)       0.08        0.01
                                                 ------      ------      ------      ------      ------      ------
         Total Income (loss) from Investment
           operations.........................    (1.09)      (1.03)      (1.17)      (0.74)       0.11        0.02
                                                 ------      ------      ------      ------      ------      ------
Less distributions:
  Dividends from net investment income........    (0.09)      (0.09)      (0.05)      (0.06)      (0.03)      (0.01)
  Distributions from net realized capital
    gains.....................................     0.00        0.00        0.00        0.00        0.00        0.00
                                                 ------      ------      ------      ------      ------      ------
         Total distributions..................    (0.09)      (0.09)      (0.05)      (0.06)      (0.03)      (0.01)
                                                 ------      ------      ------      ------      ------      ------
Net asset value, end of period................   $ 8.82      $ 8.88      $ 8.78      $ 9.20      $10.08      $10.01
                                                 ======      ======      ======      ======      ======      ======

                                                 6 MONTH     5 MONTH     4 MONTH     3 MONTH     2 MONTH     1 MONTH
                                                 -------     -------     -------     -------     -------     -------
Total return (b)..............................   (10.90%)    (10.37%)    (11.65%)     (7.33%)      1.13%       0.17%
Ratios net of fees reimbursed by advisor (c):
  Ratio of expenses to average net assets
    (a).......................................     1.14%       0.94%       0.88%       0.85%       0.73%       0.50%
  Ratio of net investment income to average
    net assets(a).............................     1.88%       2.21%       1.80%       2.50%       2.05%       0.81%
Ratio assuming no fees reimbursed by advisor:
  Ratio of expenses to average net assets
    (a).......................................     1.16%       1.32%       1.02%       0.97%       0.99%       0.90%
Portfolio turnover rate.......................       20%         21%         12%         14%          0%          0%
Net assets at end of period (millions)........   $  1.0      $  0.8      $  1.5      $  1.4      $  1.3      $  1.5

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(j) The inception date for this portfolio was July 1, 1999.

(k) The inception date for this portfolio was August 2, 1999.


(l) The inception date for this portfolio was September 1, 1999.


(m) The inception date for this portfolio was October 1, 1999.

(n) The inception date for this portfolio was November 1, 1999.

(o) The inception date for this portfolio was December 1, 1999.

   The accompanying notes are an integral part of these financial statements.

Form 8520D-5

                      THE DOW(SM) TARGET VARIABLE FUND LLC
                              FINANCIAL HIGHLIGHTS
                      FOR THE YEAR ENDED DECEMBER 31, 1999


                                                   SEPTEMBER (5)(p)   OCTOBER (5)(q)   NOVEMBER (5)(r)   DECEMBER (5)(s)
                                                   ----------------   --------------   ---------------   ---------------
Per membership interest data:
Net asset value, beginning of period.............       $10.00            $10.00           $10.00            $10.00
Income (loss) from investment operations:
  Net investment income..........................         0.07              0.06             0.05              0.02
  Net realized & unrealized loss on
    investments..................................        (2.54)            (1.53)           (0.07)             0.00
                                                        ------            ------           ------            ------
         Total income (loss) from investment
           operations............................        (2.47)            (1.47)           (0.02)             0.02
                                                        ------            ------           ------            ------
Less distributions:
  Dividends from net investment income...........        (0.07)            (0.06)           (0.04)            (0.02)
                                                        ------            ------           ------            ------
         Total distributions.....................        (0.07)            (0.06)           (0.04)            (0.02)
                                                        ------            ------           ------            ------
Net asset value, end of period...................       $ 7.46            $ 8.47           $ 9.94            $10.00
                                                        ======            ======           ======            ======

                                                       4 MONTH           3 MONTH           2 MONTH           1 MONTH
                                                       -------           -------           -------           -------
Total return (b).................................       (24.78%)          (14.70%)          (0.20%)            0.17%
Ratios net of fees reimbursed by advisor (c):
  Ratio of expenses to average net assets (a)....         0.98%             0.92%            0.90%             0.69%
  Ratio of net investment income to average net
    assets (a)...................................         2.72%             2.72%            3.16%             2.27%
Ratio assuming no fees reimbursed by advisor:
  Ratio of expenses to average net assets (a)....         4.79%             2.60%            2.75%             2.43%
Portfolio turnover rate..........................            1%                0%               0%                0%
Net assets at end of period (millions)...........       $  0.2            $  0.3           $  0.2            $  0.2

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) The advisor has reimbursed certain operating expenses for all portfolios except for the March portfolio.


(p) The inception date for this portfolio was September 1, 1999.


(q) The inception date for this portfolio was October 1, 1999.

(r) The inception date for this portfolio was November 1, 1999.

(s) The inception date for this portfolio was December 1, 1999.

   The accompanying notes are an integral part of these financial statements.

Form 8520D-5

     The Statement of Additional Information ("SAI") includes additional information about the Fund. The SAI is incorporated herein by reference.


     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to members. In the Fund's annual report, you will find a discussion of the market conditions and how the Fund's investment strategy significantly affected the Fund's performance during the year.



     The SAI and the Fund's annual and semi-annual reports are available, without charge, upon request. To receive them, call or write the Fund at 1-800-366-6654, One Financial Way, Montgomery, Ohio 45242


     Information about the Fund can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Information about the SEC's Public Reference Room is available at 1-800-SEC-0330. Reports and other information are also available in the SEC's Internet site at http://www.SEC.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

     Dow Target Variable Fund LLC, Investment Company Act File no. 811-9019.

Form 8520D-5

                                     Part B


         Information Required in a Statement of Additional Information

                      THE DOW(SM) TARGET VARIABLE FUND LLC

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800)366-6654
                   Statement of Additional Information ("SAI")

                                  May 1, 2000

This SAI is not a prospectus. Please read it in conjunction with the prospectus for the Dow(sm) Target Variable Fund LLC (the "Fund") dated May 1, 2000. To get a free copy of the Fund's prospectus, write or call the Fund at the above address.


                                Table of Contents

The Fund.....................................................................................................Page 2

Investment Policies..........................................................................................Page 2
   Fundamental Policies......................................................................................Page 3
   Repurchase Agreements.....................................................................................Page 3

Fund Management..............................................................................................Page 4

Investment Advisory and Other Services.......................................................................Page 6

Brokerage Allocation.........................................................................................Page 8

Purchase and Redemption of Fund Interests....................................................................Page 9

Taxation of the Fund........................................................................................ Page 9

Fund Performance............................................................................................Page 10
   Total
Return......................................................................................................Page 10

Legal Counsel...............................................................................................Page 11

Financial Statements........................................................................................Page 11


Dow Jones & Company, Inc. ("Dow Jones") does not guarantee the accuracy and/or the completeness of the Dow Jones Industrial Average(SM). Dow Jones shall have no liability for any errors, omission, or interruptions therein. Dow Jones makes no warranty, express or implied, as to results to be obtained by the Fund, ONLI, the Adviser, First Trust or variable annuity owners or any other person or entity from the use of the Dow Jones Industrial Average(SM). Dow Jones makes no express or implied warranties and expressly disclaims all warranties, of merchantability or fitness for a particular purpose or use with respect to the Dow Jones Industrial Average(SM). Without limiting any of the foregoing, in no event shall Dow Jones have any liability for any lost profits or indirect, punitive, special or consequential damages (including lost profits), even if notified of the possibility of such damages.

THE FUND

The Fund is a non-diversified, open-end management investment company. It currently consists of 24 distinct portfolios, each corresponding to a calendar month.

The Fund was organized under Ohio law as a limited liability company in September, 1998. The Fund presently sells its interests only to separate accounts of The Ohio National Life Insurance Company ("ONLI") as a funding option to support certain benefits under variable annuity contracts issued by ONLI. In the future, Fund interests may be used for other purposes. However, without a change in applicable law, Fund interests will not be sold directly to the public.

The investment and reinvestment of Fund assets is overseen by the Fund's investment adviser, Ohio National Investments, Inc. (the "Adviser"). The principal business address of the Fund, ONLI and the Adviser is One Financial Way, Montgomery, Ohio 45242. The investment and reinvestment of Fund assets is managed by First Trust Advisors L.P. First Trust's principal business address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.


INVESTMENT POLICIES

The prospectus describes the Fund's investment strategy and objectives. The Fund is non-diversified. Each Dow Target 10 portfolio will, at the beginning of that portfolio's annual term, strive to invest approximately 10% of its total net assets in each of the ten companies in the Dow Jones Industrial Average(sm) (the "Dow") having the highest dividend yields as of the close of business on the second-last business day before the portfolio's term begins. This is often called "the Dow 10" strategy. These ten companies are popularly known as the "Dogs of the Dow."

Each Dow Target 5 portfolio will, at the beginning of that portfolio's annual term, strive to invest approximately 20% of its total net assets in each of the five Dogs of the Dow companies having the lowest per-share stock prices as of the close of business on the second-last business day before the portfolio's term begins. This is often called the "Dow 5" strategy.

There can be no assurance that a portfolio will not invest more than 10% (in the case of a Dow Target 10 portfolio) or 20% (in the case of a Dow Target 5 portfolio) of its net assets in the stock or other securities of any single company. The Fund may, without limits as to percent of assets, purchase U.S. government securities or short-term debt securities (a) pending the orderly purchase of the 10 or 5 designated stocks or (b) for temporary defensive purposes.

The following fundamental policies may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund (or of a particular portfolio, if appropriate). The Investment Company Act of 1940 defines a majority vote as the vote of the lesser of:

     - 67% of the Fund interests represented at a meeting at which more that 50% of the outstanding interests are represented or

     - more than 50% of the outstanding voting interests.

With respect to the submission of a change in an investment policy to the holders of outstanding voting interests of a particular portfolio, such matter shall be deemed to have been effectively acted upon with respect to such portfolio if a majority of the outstanding voting interests of such portfolio vote for the approval of such matter, notwithstanding that:

     - such matter has not been approved by the holders of a majority of the outstanding voting interests of any other portfolio affected by such matter, and

     - such matter has not been approved by the vote of a majority of the outstanding voting Fund interests.

Fundamental Policies:

1. The Fund may not issue senior securities.

2. The Fund will not borrow money, except for temporary or emergency purposes, from banks. The aggregate amount borrowed shall not exceed 5% of the value of a portfolio's assets. In the case of any borrowing, a portfolio may pledge, mortgage or hypothecate up to 5% of its assets.

3. The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933 when selling portfolio securities.

4. The Fund will not purchase or sell real estate or interests therein.

5. The Fund will not lend money or other assets to other persons in excess of 5% of a portfolio's total assets, except (a) by entering into repurchase agreements or the purchase of other assets consistent with the Fund's objectives or (b) by loaning portfolio securities if collateral values are continuously maintained at no less than 100% by daily marking to market.

Repurchase Agreements

Under a repurchase agreement, a portfolio purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or a government securities dealer recognized by the Federal Reserve Board) to repurchase the security at a mutually agreed upon price and date. It may also be viewed as a loan of money by the portfolio to the seller. The resale price is normally in excess of the purchase price and reflects an agreed upon market rate. The rate is effective for the period of time the portfolio is invested in the agreement and unrelated to the coupon rate on the purchased security. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will a portfolio invest in repurchase agreements for more than one year. These transactions afford an opportunity for a portfolio to earn a return on temporarily available cash. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with financial institutions believed by the Adviser to present minimal credit risks in accordance with criteria established by the Fund's Board. The Adviser will review and monitor the creditworthiness of such institutions under the Board's general supervision. The Fund will only enter into repurchase agreements pursuant to a master repurchase agreement that provides that all transactions be fully collateralized and that the collateral be in the actual or constructive possession of the Fund. The agreement must also provide that the Fund will always receive as collateral securities whose market value, including accrued interest, will be a least equal to 100% of the dollar amount invested by a portfolio in each agreement, and the portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian. If the seller were to default, the portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the portfolio may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings.


FUND MANAGEMENT

The Board of Managers and the officers of the Fund, together with a brief summary of their principal occupations during the past five years, are listed below:


                                                              Principal Occupation during past
Name and address              Positions with the Fund                      five years                          Age
----------------              -----------------------         ---------------------------------                ---
Ronald L. Benedict*           Secretary and Manager           Corporate Vice President, Counsel and             58
One Financial Way                                             Secretary, ONLI; Secretary of the
Montgomery, Ohio                                              Adviser

Ross Love                     Manager                         President & CEO, Blue Chip Director,              54
615 Windings Way                                              Broadcasting Ltd.; Trustee, Health
Cincinnati, Ohio                                              Partnership Alliance of Greater
                                                              Cincinnati; for a Drug Free America
                                                              (Chairman of African-American Task
                                                              Force); Advisory Board, Syracuse
                                                              University School of Management;
                                                              Director, Association of National
                                                              Advertisers; Until 1996 was Vice
                                                              President of Advertising, Procter &
                                                              Gamble Co.

James E. Bushman              Manager                         President & CEO, Cast-Fab Technologies, Inc.      55
3040 Forrer Street
Cincinnati, Ohio

                                                                         Principal Occupation during past
Name and address                        Positions with the Fund                       five years                       Age
----------------                        -----------------------          ---------------------------------             ---
John J. Palmer*                         President and Manager            Senior Vice President, Strategic               61
One Financial Way                                                        Initiatives, ONLI; Prior to March,
Montgomery, Ohio                                                         1997, was Senior Vice President of
                                                                         Life Insurance Company of Virginia

George M. Vredeveld                     Manager                          Professor of Economics, University             57
University of Cincinnati                                                 of Cincinnati; Director of Center
P.O. Box 210223                                                          for Economic Education; Private
Cincinnati, Ohio                                                         Consultant; Director of Benchmark
                                                                         Savings Bank

Thomas A. Barefield                     Vice President                   Senior Vice President, Institutional           47
One Financial Way                                                        Sales, ONLI; Prior to November,
Montgomery, Ohio                                                         1997, was Senior Vice President of
                                                                         Life Insurance Company of Virginia

Michael A. Boedeker                     Vice President                   Vice President, Fixed Income                   57
One Financial Way                                                        Securities, ONLI; Vice President and
Montgomery, Ohio                                                         Director of the Adviser

Dennis R. Taney                         Treasurer                        Mutual Funds Financial Operations,             52
One Financial Way                                                        ONLI; Treasurer of the Adviser
Montgomery, Ohio


*Indicates Managers who are "Interested Persons" as defined by the Investment Company Act of 1940, as amended.

All Managers and officers of the Fund hold similar positions as directors and/or officers with Ohio National Fund, Inc. ("ONF") and ONE Fund, Inc. ("ONE Fund"), diversified mutual funds sponsored by ONLI and managed by the Adviser.

Compensation of Board of Managers

Managers who are not affiliated with the Adviser, ONLI or First Trust were compensated as follows in 1999:


                                                Aggregate Compensation            Total Compensation From
Manager                                             From the Fund                        Fund Complex**
-------                                         ----------------------            -----------------------
James E. Bushman                                        None                              None
George E. Castrucci                                   $2,750                              $18,950
Ross Love                                              2,500                               18,100
George M. Vredeveld                                    2,750                               18,950


**The "Fund Complex" consists of the Fund, ONF and ONE Fund.

Managers and officers of the Fund who are affiliated with the Adviser, ONLI or First Trust receive no compensation from the Fund Complex. The Fund has no pension, retirement or deferred compensation plan for its Managers or officers.


INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser is an Ohio corporation organized on January 17, 1996 to provide investment advice and management services to investment companies affiliated with ONLI. The Adviser is a wholly-owned subsidiary of ONLI. The Adviser uses ONLI's investment personnel and administrative systems.

The Adviser regularly furnishes to the Fund's Board recommendations with respect to an investment program consistent with the Fund's investment policies. The Adviser implements that program by placing orders for the purchase and sale of securities or by delegating that implementation to First Trust.

The Adviser's services are provided under an Investment Advisory Agreement with the Fund. Under the Investment Advisory Agreement, The Adviser provides personnel, including executive officers for managing the day-to-day affairs of the Fund. The Adviser also furnishes at its own expense or pays the expenses of the Fund for clerical and related administrative services (other than those provided by the custodian agreement with Star Bank and agreements with American Data Services), office space and other facilities and equipment. The Adviser also furnishes or pays for all information and services (other than legal counsel) required for the preparation and amendment of registration statements, prospectuses, SAIs, financial reports, and proxy solicitation material. The Fund pays organizational expenses incurred in its operations including, among others, local income, franchise, issuance or other taxes; certain printing costs, brokerage commissions on portfolio transactions; custodial and transfer agent fees; auditing and legal expenses; and expenses related to registration of its interests and members' meetings.

As compensation for its services, the Adviser receives from the Fund monthly fees on the basis of the Fund's average daily net assets at the annual rate of 0.60% of each portfolio's net assets.

Under the Investment Advisory Agreement, the Fund authorizes the Adviser to retain sub-advisers, subject to the Board's approval. The Adviser has entered into a Sub-Advisory Agreement with First Trust to manage the investment and reinvestment of the Fund's assets, subject to the Adviser's supervision. The Adviser, ONLI and the Fund have also entered into a Sub-License Agreement with First Trust under the terms of which the Fund and ONLI are permitted to use and refer to certain copyright, trademark and proprietary rights and trade secrets of Dow Jones. As compensation for its services, First Trust receives from the Adviser monthly fees on the basis of the Fund's average daily net assets at the annual rate of 0.35% of each portfolio's net assets.


The Investment Advisory Agreement provides that if the total expenses applicable to any portfolio during any calendar quarter (excluding taxes, brokerage commissions, interest and the investment advisory fee) exceed 1%, on an annualized basis, of such portfolio's average daily net asset value, the Adviser will pay such excess expenses. During 1999, the Adviser reimbursed the Fund in the amounts indicated for excess expenses:

           Portfolio                               Amount
           ---------                               ------

           Target 10-January                      $5,407
           Target 10-February                      2,242
           Target 10-April                           130
           Target 10-May                             127
           Target 10-June                             98
           Target 10-July                            159
           Target 10-August                        1,522
           Target 10-September                       668
           Target 10-October                         440
           Target 10-November                        598
           Target 10-December                        493
           Target 5 -September                     1,876
           Target 5 -October                       1,174
           Target 5 -November                        640
           Target 5 -December                        301


Under a Service Agreement among the Fund, the Adviser and ONLI, the latter has agreed to furnish the Adviser, at cost, such research facilities, services and personnel as may be needed by the Adviser in connection with its performance under the Investment Advisory Agreement. The Adviser reimburses ONLI for its expenses in this regard.

The Investment Advisory, Sub-Advisory and Service Agreements were approved by the Board of Managers on October 12, 1998 and by the members of the Fund on January 4, 1999.

These agreements will continue in force from year to year hereafter, if such continuance is specifically approved at least annually by a majority of the Fund's Managers who are not parties to such agreements or interested persons of any such party, with votes to be cast in person at a meeting called for the purpose of voting on such continuance, and also by a majority of the Board or by a majority of the outstanding voting securities of each portfolio voting separately.

The Investment Advisory, Service, and Sub-Advisory Agreements may be terminated at any time, without the payment of any penalty, on 60 days' written notice to the Adviser by the Fund's Board or, as to any portfolio, by a vote of the majority of the portfolio's outstanding voting securities. The Investment Advisory Agreement may be terminated by the Adviser on 90 days' written notice to the Fund. The Service Agreement may be terminated, without penalty, by the Adviser or ONLI on 90 days' written notice to the Fund and the other party. The Sub-Advisory Agreement may be terminated, without penalty, by the Adviser or by First Trust on 90 days' written notice to the Fund and the other party. The Agreements will automatically terminate in the event of their assignment.


BROKERAGE ALLOCATION

The Adviser or, subject to the Sub-Advisory Agreement, First Trust buys and sells the Dogs of the Dow stocks and makes other authorized investments for each portfolio. The Adviser and First Trust select the brokers and dealers to handle such transactions. It is the intention of the Adviser and of First Trust to place orders for the purchase and sale of securities with the objective of obtaining the most favorable price consistent with good brokerage service. The cost of securities transactions for each portfolio will consist primarily of brokerage commissions or dealer or underwriter spreads.

In selecting brokers or dealers through whom to effect transactions, the Adviser and First Trust consider a number of factors including the quality, difficulty and efficiency of execution, and value of research, statistical, quotation and valuation services provided. Research services by brokers include advice, either directly or through publications or writings, as to the value of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. In making such determination, the Adviser or First Trust may use a broker whose commission in effecting a securities transaction is in excess of that of some other broker if the Adviser or First Trust determines in good faith that the amount of such commission is reasonable in relation to the value of the research and related services provided by such broker. In effecting a transaction for one portfolio, a broker may also offer services of benefit to other portfolios managed by the Adviser or First Trust, or of benefit to either's affiliates.

Generally, it is not possible to place a dollar value on research and related services provided by brokers to the Adviser or First Trust. However, receipt of such services may tend to reduce the expenses of the Adviser or First Trust. Research, statistical and similar information furnished by brokers may be of incidental assistance to other clients of the Adviser or First Trust and conversely, transaction costs paid by other clients of the Adviser or First Trust may generate information which is beneficial to the Fund.

Consistent with these policies, First Trust may, with the Board's approval and subject to its review, direct portfolio transactions to be executed by a broker affiliated with First Trust so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

No company whose stock is held in any portfolio of the Fund, nor any affiliate thereof, will act as broker or dealer for any portfolio in the purchase or sale of any security for that portfolio.

First Trust manages other investment companies that use the Dow 10, Dow 5 and similar strategies. Accordingly, occasions will arise when securities held by one or more of those other investment companies, or that are being purchased or sold by one or more of those other investment companies, are also being purchased or sold by a portfolio of the Fund. It is the practice of First Trust and its affiliates to allocate purchases and sales in these circumstances, to the extent practicable and in a manner that First Trust deems equitable, to all accounts involved. When two or more investment accounts simultaneously engage in the purchase or sale of the same security, there could be a detrimental effect on the price or value of the security as to each account. However, in other cases, the ability of the Fund to participate in volume transactions with other investment companies managed by First Trust will produce better execution and prices for the Fund. The Fund's Board of Managers believes that such equitable allocation of purchases and sales generally contributes to better overall execution of the Fund's securities transactions.

PURCHASE AND REDEMPTION OF FUND INTERESTS

Fund interests are sold without a sales charge and may be redeemed at their net asset value next computed after a purchase or redemption order is received by the Fund. Depending upon the net asset values at that time, the amount paid upon redemption may be more or less than the cost of the interests redeemed. Payment for interests redeemed will be made as soon as possible, but in any event within seven days after evidence of ownership of the interests is tendered to the Fund. However, the Fund may suspend the right of redemption or postpone the date of payment beyond seven days during any period when (a) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Commission, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders of the Fund.

Interests of one portfolio may be exchanged for interests of another portfolio of the Fund on the basis of the relative net asset value next computed after an exchange order is received by the Fund.

The net asset value of the Fund's interests is determined on each day on which an order for purchase or redemption of the Fund's interests is received and there is a sufficient degree of trading in portfolio securities that the current net asset value of its interests might be materially affected. Such determination is made as of 4 p.m. eastern time on each day that the New York Stock Exchange is open for unrestricted trading. The net asset value of each portfolio is computed by dividing the value of the securities in that portfolio plus any cash or other assets less all liabilities of the portfolio, by the number of interests outstanding for that portfolio.

Securities which are held in a portfolio and listed on a securities exchange are valued at the last sale price or, if there has been no sale that day, at the last bid price reported as of 4 p.m. eastern time. Over-the-counter securities are valued at the last bid price as of 4 p.m. eastern time. Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost.

TAXATION OF THE FUND

The Fund is not a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund nonetheless does not pay federal income tax on its interest, dividend income or capital gains. As a limited liability company whose interests are sold only to ONLI, the Fund is disregarded as an entity for purposes of federal income taxation. ONLI, through its variable annuity separate accounts, is treated as owning the assets of the portfolios directly and its tax obligations thereon are computed pursuant to Subchapter L of the Code (which governs the taxation of insurance companies). Under current tax law, interest, dividend income and capital gains of the Fund are not taxable to the Fund, and are not currently taxable to ONLI or to contract owners, when left to accumulate within a variable annuity contract. Tax disclosure relating to the variable annuity contracts that offer the Fund as an investment alternative is contained in prospectuses for those contracts.

FUND PERFORMANCE

The Fund, or broker-dealers offering variable annuities in which the Fund is available, may distribute sales literature comparing the percentage change in net asset value per Fund interest for any of its portfolios against the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Consumer Price Index or other investment companies having investment strategies similar to the Fund. These comparisons may include graphs, charts, tables or examples. The average annual total return and cumulative total returns for each portfolio may also be advertised.

The Fund may also advertise the performance ratings or rankings assigned to its portfolios by various statistical services, including Morningstar, Inc. and Lipper Analytical Services, Inc., or as they appear in various publications including The Wall Street Journal, Investors Business Daily, The New York Times, Barron's, Forbes, Fortune, Business Week, Financial Services Week, Financial World, Kiplinger's Personal Finance and Money Magazine.

Total Return

Total returns quoted in advertising reflect all aspects of a portfolio's investment return, including the effects of reinvesting dividends and capital gain distributions as well as changes in the portfolio's net asset value per Fund interest over the period shown. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a portfolio over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result had the rate of growth or decline been constant over that period. While average annual returns are a convenient means of comparing investment alternatives, no portfolio will experience a constant rate of growth or decline over time.

The average annual compounded rate of return for a portfolio over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:
                                         n
                                   P(1+T) =ERV

     where:       P = a hypothetical initial payment of $1,000.
                  T = the average annual total return,
                  n = the number of years, and
                  ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

In addition to average annual total returns, advertising may reflect cumulative total returns that simply reflect the change in value of an investment in a portfolio over a period. This may be expressed as either a percentage change, from the beginning to the end of the period, or the end-of-period dollar value of an initial hypothetical investment.


LEGAL COUNSEL

Messrs. Jones & Blouch L.L.P., Washington, D.C., have passed on matters pertaining to the federal securities laws and Ronald L. Benedict, Esq., Secretary of the Fund and Corporate Vice President, Counsel and Secretary of ONLI, has passed on all other legal matters relating to the legality of the Fund interests described in the prospectus and this SAI.

FINANCIAL STATEMENTS


The financial statements for the Fund, as of December 31, 1999, included in this SAI and the Financial Highlights included in the prospectus have been included herein and in the prospectus in reliance upon the report of KPMG LLP, independent certified public accountants, appearing in this SAI, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP's business address is 201 East Fifth Street, Cincinnati, Ohio 45202.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- JANUARY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

January
Since inception (1/4/99)                     2.88%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

JANUARY 10 (SINCE INCEPTION 1/4/99)                                        DJIA (12 MONTHS)
-----------------------------------                                        ----------------
2.88%                                                                            27.50%

 COMMENTS
Since its inception on 1/4/99, the Dow(SM) Target 10 January portfolio returned 2.88% versus 27.50% for the Dow Jones Industrial Average. J.P. Morgan & Co. Inc. was the best performing stock for the 12-month period while Phillip Morris lost the most ground. The January portfolio contains 11 common stocks due to the spin-off of General Motors' parts division Delphi Automotive Systems on 5/28/99.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                                MARKET
SHARES   COMMON STOCK                           VALUE       %
---------------------------------------------------------------
   975   Caterpillar Inc. (4)................  $ 45,886    10.0
   527   Chevron Corp. (6)...................    45,651     9.9
   777   Delphi Automotive Systems (1) (a)...    12,238     2.7
   799   E.I. Du Pont de Nemours and Co.
          (2)................................    52,634    11.4
   613   Eastman Kodak Company (8)...........    40,611     8.8
   436   General Motors Corp. (1)............    31,692     6.9
 1,013   International Paper Company (7).....    57,171    12.4
   484   J.P. Morgan & Co. Inc. (5)..........    61,287    13.3
   603   Minnesota Mining and Manufacturing
          Co. (3)............................    59,019    12.8
   816   Phillip Morris Companies Inc.
          (10)...............................    18,921     4.1
   887   The Goodyear Tire & Rubber Company
          (9)................................    25,002     5.4
                                               --------   -----
         TOTAL COMMON STOCK (COST
          $452,544)..........................  $450,112    97.9
                                               ========   =====

 FACE                                           MARKET
AMOUNT   REPURCHASE AGREEMENTS                  VALUE       %
---------------------------------------------------------------
$6,000   Firstar Bank 1.00% due 01/03/00
          repurchase price $6,000
          collateralized by GNMA certificates
          pool# 8375 due 02/20/24 (cost
          $6,000)............................  $  6,000     1.3
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $6,000)............................  $  6,000     1.3
                                               --------   -----
         TOTAL HOLDINGS (COST $458,544)......  $456,112    99.2
                                               --------   -----
                                               --------
         CASH & RECEIVABLES, NET OF
          LIABILITIES........................     3,821     0.8
                                               --------   -----
         TOTAL NET ASSETS....................  $459,933   100.0
                                               ========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Paper & Related
 8.  Photo Equipment
 9.  Rubber and Tires
10.  Tobacco

---------------

(a) .6987:1 Spin-off of General Motors on 4/12/99

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FEBRUARY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

February
Since inception (2/1/99)                     6.37%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

FEBRUARY 10 (SINCE INCEPTION 2/1/99)                                       DJIA (11 MONTHS)
------------------------------------                                       ----------------
6.37%                                                                            24.92%

 COMMENTS
Since its inception on 2/1/99, the Dow(SM) Target 10 February portfolio returned 6.37% versus 24.92% for the Dow Jones Industrial Average. International Paper Co. was the best performing stock for the 11-month period while Phillip Morris lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                               MARKET
SHARES    COMMON STOCK                         VALUE        %
---------------------------------------------------------------
  2,441   Caterpillar Inc. (3).............  $  114,880     9.9
  1,433   Chevron Corp. (6)................     124,134    10.7
  2,061   E.I. Du Pont de Nemours and Co.
           (1).............................     135,768    11.7
  1,708   Eastman Kodak Company (9)........     113,155     9.7
  1,529   Exxon Corporation (7)............     123,180    10.6
  2,704   International Paper Company
           (8).............................     152,607    13.1
  1,037   J.P. Morgan & Co. Inc. (4).......     131,310    11.3
  1,432   Minnesota Mining and
           Manufacturing Co. (2)...........     140,157    12.0
  2,231   Phillip Morris Companies Inc.
           (9).............................      51,731     4.5
  2,206   The Goodyear Tire & Rubber
           Company (9).....................      62,182     5.4
                                             ----------   -----
          TOTAL COMMON STOCK (COST
           $1,106,814).....................  $1,149,104    98.9
                                             ==========   =====

 FACE                                          MARKET
AMOUNT   REPURCHASE AGREEMENTS                 VALUE        %
---------------------------------------------------------------
$9,000   Firstar Bank 1.00% due 01/03/00
          repurchase price $9,000
          collateralized by GNMA
          certificates pool# 8375 due
          02/20/24 (cost $9,000)...........  $    9,000     0.8
                                             ----------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $9,000)..........................  $    9,000     0.8
                                             ----------   -----
         TOTAL HOLDINGS (COST
          $1,115,814)......................  $1,158,104    99.7
                                             ----------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES......................       3,628     0.3
                                             ----------   -----
         TOTAL NET ASSETS..................  $1,161,732   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Chemicals
 2.  Manufacturing
 3.  Machinery
 4.  Banks
 5.  Oil, Energy, and Natural Gas
 6.  Paper & Related
 7.  Photo Equipment
 8.  Rubber and Tires
 9.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- MARCH PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

March
Since inception (3/1/99)                     1.96%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

MARCH 10 (SINCE INCEPTION 3/1/99)                                          DJIA (10 MONTHS)
---------------------------------                                          ----------------
1.96%                                                                            24.89%

 COMMENTS
Since its inception on 3/1/99, the Dow(SM) Target 10 March portfolio returned 1.96% versus 24.89% for the Dow Jones Industrial Average. Minnesota Mining and Manufacturing Co. was the best performing stock for the 10-month period while Phillip Morris lost the most ground. The March portfolio contains 11 common stocks due to the spin-off of General Motors' parts division Delphi Automotive Systems on 5/28/99.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                               MARKET
SHARES              COMMON STOCK               VALUE        %
------   ----------------------------------  ----------   -----
 2,135   Caterpillar Inc. (4)..............  $  100,478     9.9
 1,238   Chevron Corp. (6).................     107,242    10.5
 1,164   Delphi Automotive Systems (1)
          (a)..............................      18,333     1.8
 1,833   E.I. Du Pont de Nemours and Co.
          (2)..............................     120,749    11.9
 1,459   Eastman Kodak Company (8).........      96,659     9.5
 1,449   Exxon Corporation (6).............     116,735    11.5
 1,166   General Motors Corp. (1)..........      84,753     8.3
   867   J.P. Morgan & Co. Inc. (5)........     109,784    10.8
 1,295   Minnesota Mining and Manufacturing
          Co. (3)..........................     126,748    12.5
 2,431   Phillip Morris Companies Inc.
          (10).............................      56,369     5.5
 2,103   The Goodyear Tire & Rubber Company
          (9)..............................      59,278     5.8
                                             ----------   -----
         TOTAL COMMON STOCK (COST
          $1,048,567)......................  $  997,128    98.0
                                             ==========   =====

 FACE                                          MARKET
AMOUNT    REPURCHASE AGREEMENTS                VALUE        %
---------------------------------------------------------------
$20,000   Firstar Bank 1.00% due 01/03/00
           repurchase price $20,000
           collateralized by GNMA
           certificates pool# 8375 due
           02/20/24 (cost $20,000).........  $   20,000     2.0
                                             ----------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $20,000)........................  $   20,000     2.0
                                             ----------   -----
          TOTAL HOLDINGS (COST
           $1,068,567).....................  $1,017,128   100.0
                                             ----------   -----
          LIABILITIES, NET OF CASH &
           RECEIVABLES.....................        (190)   (0.0)
                                             ----------   -----
          TOTAL NET ASSETS.................  $1,016,938   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Paper & Related
 8.  Photo Equipment
 9.  Rubber and Tires
10.  Tobacco

---------------

(a) .6987:1 Spin-off of General Motors on 4/12/99

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- APRIL PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

April
Since inception (4/1/99)                     2.50%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

APRIL 10 (SINCE INCEPTION 4/1/99)                                           DJIA (9 MONTHS)
---------------------------------                                           ---------------
2.5%                                                                             18.29%

 COMMENTS
Since its inception on 4/1/99, the Dow(SM) Target 10 April portfolio returned 2.50% versus 18.29% for the Dow Jones Industrial Average. Minnesota Mining and Manufacturing Co. was the best performing stock for the 9-month period while The Goodyear Tire & Rubber Co. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                               MARKET
SHARES    COMMON STOCK                         VALUE        %
----------------------------------------------------------------
  2,987   Caterpillar Inc. (3).............  $  140,576     11.2
  1,575   Chevron Corp. (6)................     136,434     10.9
  2,417   E.I. Du Pont de Nemours and Co.
           (1).............................     159,220     12.7
  2,161   Eastman Kodak Company (7)........     143,166     11.4
  1,966   Exxon Corporation (5)............     158,386     12.6
  3,317   International Paper Company
           (6).............................     187,203     14.9
  1,118   J.P. Morgan & Co. Inc. (4).......     141,567     11.3
  1,996   Minnesota Mining and
           Manufacturing Co. (2)...........     195,359     15.4
  3,714   Phillip Morris Companies Inc.
           (9).............................      86,118      6.8
  2,857   The Goodyear Tire & Rubber
           Company (8).....................      80,532      6.4
                                             ----------   ------
          TOTAL COMMON STOCK (COST
           $1,591,680).....................  $1,428,561    113.6
                                             ==========   ======

 FACE                                          MARKET
AMOUNT    REPURCHASE AGREEMENTS                VALUE        %
---------------------------------------------------------------
$36,000   Firstar Bank 1.00% due 01/03/00
           repurchase price $36,000
           collateralized by GNMA
           certificates pool# 8375 due
           02/20/24 (cost $36,000).........  $   36,000     2.9
                                             ----------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $36,000)........................  $   36,000     2.9
                                             ----------   -----
          TOTAL HOLDINGS (COST
           $1,627,680).....................  $1,464,561   116.5
                                             ----------   -----
          LIABILITIES, NET OF CASH &
           RECEIVABLES.....................    (207,898)  (16.5)
                                             ----------   -----
          TOTAL NET ASSETS.................  $1,256,663   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Chemicals
 2.  Manufacturing
 3.  Machinery
 4.  Banks
 5.  Oil, Energy, and Natural Gas
 6.  Paper & Related
 7.  Photo Equipment
 8.  Rubber and Tires
 9.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- MAY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

May
Since inception (5/3/99)                   -16.14%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

MAY 10 (SINCE INCEPTION 5/3/99)                                             DJIA (8 MONTHS)
-------------------------------                                             ---------------
-15.14%                                                                          5.55%

 COMMENTS

Since its inception on 5/3/99, the Dow(SM) Target 10 May portfolio lost 16.14% versus a 5.55% gain for the Dow Jones Industrial Average. Minnesota Mining and Manufacturing Co. was the best performing stock for the 8-month period while The Goodyear Tire & Rubber Co. lost the most ground. The May portfolio contains 11 common stocks due to the spin-off of General Motors' parts division Delphi Automotive Systems on 5/28/99.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                                MARKET
SHARES   COMMON STOCK                           VALUE       %
---------------------------------------------------------------
   827   Chevron Corp. (6)...................  $ 71,639    10.0
   952   Delphi Automotive Systems (1) (a)...    14,994     2.1
 1,177   E.I. Du Pont de Nemours and Co.
          (2)................................    77,535    10.8
 1,108   Eastman Kodak Company (7)...........    73,405    10.2
 1,011   Exxon Corporation (6)...............    81,449    11.4
   951   General Motors Corp. (1)............    69,126     9.6
   620   J.P. Morgan & Co. Inc. (5)..........    78,508    10.9
 1,000   Minnesota Mining and Manufacturing
          Co. (3)............................    97,875    13.6
 2,432   Phillip Morris Companies Inc. (9)...    56,392     7.9
 2,025   Sears, Roebuck & Company (4)........    61,636     8.6
 1,522   The Goodyear Tire & Rubber Company
          (8)................................    42,901     6.0
                                               --------   -----
         TOTAL COMMON STOCK (COST
          $855,216)..........................  $725,460   101.1
                                               --------   -----
         TOTAL HOLDINGS (COST $855,216)......  $725,460   101.1
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................    (8,178)   (1.1)
                                               --------   -----
         TOTAL NET ASSETS....................  $717,282   100.0
                                               ========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Retail
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Photo Equipment
 8.  Rubber and Tires
 9.  Tobacco

---------------

(a) .6987:1 Spin-off of General Motors on 4/12/99

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- JUNE PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

June
Since inception (6/1/99)                    -9.57%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

JUNE 10 (6/1/99)                                                            DJIA (7 MONTH)
----------------                                                            --------------
-9.57%                                                                           9.47%

 COMMENTS
Since its inception on 6/1/99, the Dow(SM) Target 10 June portfolio lost 9.57% versus a gain of 9.47% for the Dow Jones Industrial Average. Minnesota Mining and Manufacturing Co. was the best performing stock for the 7-month period while The Goodyear Tire & Rubber Co. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                                MARKET
 SHARES    COMMON STOCK                         VALUE        %
----------------------------------------------------------------
   2,381   Caterpillar Inc. (4).............  $  112,056     9.7
   1,420   Chevron Corp. (6)................     123,008    10.6
   2,011   E.I. Du Pont de Nemours and Co.
            (2).............................     132,475    11.4
   1,924   Eastman Kodak Company (7)........     127,465    11.0
   1,668   Exxon Corporation (6)............     134,378    11.6
   1,854   General Motors Corp. (1).........     134,763    11.7
     971   J.P. Morgan & Co. Inc. (5).......     122,953    10.6
   1,544   Minnesota Mining and
            Manufacturing Co. (3)...........     151,119    13.1
   3,414   Phillip Morris Companies Inc.
            (9).............................      79,162     6.8
   2,296   The Goodyear Tire & Rubber
            Company (8).....................      64,718     5.6
                                              ----------   -----
           TOTAL COMMON STOCK (COST
            $1,339,941).....................  $1,182,097   102.1
                                              ==========   =====

  FACE                                          MARKET
 AMOUNT    REPURCHASE AGREEMENTS                VALUE        %
----------------------------------------------------------------
$280,000   Firstar Bank 1.00% due 01/03/00
            repurchase price $5,000
            collateralized by GNMA
            certificates pool# 8375 due
            02/20/24 (cost $5,000)..........  $    5,000     0.4
                                              ----------   -----
           TOTAL REPURCHASE AGREEMENTS (COST
            $5,000).........................  $    5,000     0.4
                                              ----------   -----
           TOTAL HOLDINGS (COST
            $1,344,941).....................  $1,187,097   102.5
                                              ----------   -----
           LIABILITIES, NET OF CASH &
            RECEIVABLES.....................     (29,169)   (2.5)
                                              ----------   -----
           TOTAL NET ASSETS.................  $1,157,928   100.0
                                              ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Retail
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Photo Equipment
 8.  Rubber and Tires
 9.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- JULY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

July
Since inception (1/4/99)                   -10.90%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

JULY 10 (7/1/99)                                                            DJIA (6 MONTH)
----------------                                                            --------------
-10.9%                                                                            4.69%

 COMMENTS

Since its inception on 7/1/99, the Dow(SM) Target 10 July portfolio lost 10.90% versus a gain of 4.69% for the Dow Jones Industrial Average. General Motors Corp. was the best performing stock for the 6-month period while The Goodyear Tire & Rubber Co. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                               MARKET
SHARES   COMMON STOCK                          VALUE        %
---------------------------------------------------------------
 1,833   Caterpillar Inc. (4)..............  $   86,266     8.7
 1,197   Chevron Corp (6)..................     103,690    10.5
 1,654   E.I. Du Pont de Nemours and Co.
          (2)..............................     108,957    11.0
 1,621   Eastman Kodak Company (7).........     107,391    10.8
 1,463   Exxon Mobil Corp (6)..............     117,863    11.9
 1,756   General Motors Corp. (1)..........     127,639    12.9
 1,955   Goodyear Tire & Rubber (8)........      55,107     5.6
   829   J.P. Morgan & Co. Inc. (5)........     104,972    10.6
 1,293   Minnesota Mining and Manufacturing
          Co. (3)..........................     126,553    12.8
 2,800   Phillip Morris Companies
          Inc.(9)..........................      64,925     6.6
                                             ----------   -----
         TOTAL COMMON STOCK (COST
          $1,130,749)......................  $1,003,363   101.4
                                             ----------   -----
         TOTAL HOLDINGS (COST
          $1,130,749)......................  $1,003,363   101.4
                                             ----------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES......................     (13,388)   (1.4)
                                             ----------   -----
         TOTAL NET ASSETS..................  $  989,975   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Photo Equipment
 8.  Rubber and Tires
 9.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- AUGUST PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

August
Since inception (1/4/99)                   -10.37%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

AUGUST 10 (8/2/99)                                                          DJIA (5 MONTH)
------------------                                                          --------------
-10.37%                                                                         6.77%

 COMMENTS

Since its inception on 8/2/99, the Dow(SM) Target 10 August portfolio lost 10.37% versus a gain of 8.77% for the Dow Jones Industrial Average. General Motors Corp. was the best performing stock for the 5-month period while The Goodyear Tire & Rubber Co. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                                MARKET
SHARES   COMMON STOCK                           VALUE       %
---------------------------------------------------------------
 1,568   Caterpillar Inc. (3)................  $ 73,794     9.2
 1,010   Chevron Corp (5)....................    87,492    10.9
 1,328   Eastman Kodak Company (6)...........    87,980    10.9
 1,185   Exxon Mobil Corp (5)................    95,467    11.9
 1,444   General Motors Corp. (1)............   104,961    13.0
 1,733   Goodyear Tire & Rubber (7)..........    48,849     6.1
   706   J.P. Morgan & Co. Inc. (4)..........    89,397    11.1
 1,015   Minnesota Mining and Manufacturing
          Co. (2)                                99,343    12.3
 2,487   Phillip Morris Companies Inc. (9)...    57,667     7.1
 2,243   Sears, Roebuck & Co (8).............    68,271     8.5
                                               --------   -----
         TOTAL COMMON STOCK (COST
          $937,776)..........................  $813,221   101.0
                                               --------   -----
         TOTAL HOLDINGS (COST $937,776)......  $813,221   101.0
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................    (7,999)   (1.0)
                                               --------   -----
         TOTAL NET ASSETS....................  $805,222   100.0
                                               ========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Manufacturing
 3.  Machinery
 4.  Banks
 5.  Oil, Energy, and Natural Gas
 6.  Photo Equipment
 7.  Rubber and Tires
 8.  Retail
 9.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- SEPTEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

September
Since inception (1/4/99)                   -11.65%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

SEPTEMBER 10 (9/1/99)                                                       DJIA (4 MONTH)
---------------------                                                       --------------
-11.65%                                                                           5.66%

 COMMENTS

Since its inception on 9/1/99, the Dow(SM) Target 10 September portfolio lost 11.65% versus a gain of 5.66% for the Dow Jones Industrial Average. General Motors Corp. was the best performing stock for the 4-month period while The Goodyear Tire & Rubber Co. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                               MARKET
SHARES   COMMON STOCK                          VALUE        %
---------------------------------------------------------------
 2,863   Caterpillar Inc. (4)..............  $  134,740     9.2
 1,865   Chevron Corp (6)..................     161,556    11.0
 2,575   E.I. Du Pont de Nemours and Co.
          (2)..............................     169,628    11.6
 2,263   Eastman Kodak Company (7).........     149,924    10.2
 2,622   General Motors Corp. (1)..........     190,587    13.0
 3,178   Goodyear Tire & Rubber (8)........      89,580     6.1
 1,302   J.P. Morgan & Co. Inc. (5)........     164,866    11.2
 1,787   Minnesota Mining and Manufacturing
          Co. (3)..........................     174,903    11.9
 4,510   Phillip Morris Companies Inc. (10)     104,574     7.1
 4,311   Sears, Roebuck & Co (9)...........     131,216     8.9
                                             ----------   -----
         TOTAL COMMON STOCK (COST
          $1,604,271)......................  $1,471,574   100.2
                                             ----------   -----
         TOTAL HOLDINGS (COST
          $1,604,271)......................  $1,471,574.. 100.2
                                             ----------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES......................      (3,932)   (0.2)
                                             ----------   -----
         TOTAL NET ASSETS..................  $1,467,642   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Photo Equipment
 8.  Rubber and Tires
 9.  Retail
10.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- OCTOBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

October
Since inception (1/4/99)                    -7.33%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

OCTOBER 10 (10/1/99)                                                        DJIA (3 MONTH)
--------------------                                                        --------------
-7.33%                                                                           12.31%

 COMMENTS

Since its inception on 10/1/99, the Dow(SM) Target 10 October portfolio lost 7.33% versus a gain of 12.31% for the Dow Jones Industrial Average. General Motors Corp. was the best performing stock for the 3-month period while The Goodyear Tire & Rubber Co. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                               MARKET
SHARES   COMMON STOCK                          VALUE        %
---------------------------------------------------------------
 2,634   Caterpillar Inc. (4)..............  $  123,962     8.9
 1,632   Chevron Corp (6)..................     141,372    10.1
 2,373   E.I. Du Pont de Nemours and Co.
          (2)..............................     156,321    11.2
 1,949   Eastman Kodak Company (7).........     129,121     9.3
 2,299   General Motors Corp. (1)..........     167,109    12.0
 3,086   Goodyear Tire & Rubber (8)........      86,987     6.2
 1,270   J.P. Morgan & Co. Inc. (5)........     160,814    11.5
 1,530   Minnesota Mining and Manufacturing
          Co. (3)..........................     149,749    10.7
 4,178   Phillip Morris Companies Inc.
          (10).............................      96,877     6.9
 4,807   Sears, Roebuck & Co (9)...........     146,313    10.5
                                             ----------   -----
         TOTAL COMMON STOCK (COST
          $1,438,514)......................  $1,358,625    97.3
                                             ==========   =====

 FACE                                          MARKET
AMOUNT    REPURCHASE AGREEMENTS                VALUE        %
---------------------------------------------------------------
$34,000   Firstar Bank 1.00% due 01/03/00
           repurchase price $34,000
           collateralized by GNMA
           certificates pool# 8375 due
           02/20/24 (cost $34,000).........  $   34,000     2.4
                                             ----------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $34,000)........................  $   34,000     2.4
                                             ----------   -----
          TOTAL HOLDINGS (COST
           $1,472,514).....................  $1,392,625    99.7
                                             ----------   -----
          CASH & RECEIVABLES, NET OF
           LIABILITIES.....................       3,529     0.3
                                             ----------   -----
          TOTAL NET ASSETS.................  $1,396,154   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Photo Equipment
 8.  Rubber and Tires
 9.  Retail
10.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- NOVEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

November
Since inception (1/4/99)                     1.13%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

NOVEMBER 10 (11/1/99)                                                       DJIA (2 MONTH)
---------------------                                                       --------------
1.13%                                                                           8.30%

 COMMENTS

Since its inception on 11/1/99, the Dow(SM) Target 10 November portfolio gained 1.13% versus a gain of 8.30% for the Dow Jones Industrial Average. International Paper Co. was the best performing stock for the 2-month period while Caterpillar Inc. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                                MARKET
 SHARES    COMMON STOCK                         VALUE        %
----------------------------------------------------------------
   2,799   AT&T Corp. (9)...................  $  142,049    10.6
   2,359   Caterpillar Inc. (4).............     111,020     8.3
   2,019   E.I. Du Pont de Nemours and Co.
            (2).............................     133,002    10.0
   1,873   Eastman Kodak Company (8)........     124,086     9.3
   1,766   Exxon Corporation (6)............     142,273    10.7
   1,903   General Motors Corp. (1).........     138,324    10.3
   2,667   International Paper Co. (7)......     150,519    11.3
     974   J.P. Morgan & Co. Inc. (5).......     123,333     9.2
   1,333   Minnesota Mining and
            Manufacturing Co. (3)...........     130,467     9.8
   4,931   Phillip Morris Companies Inc.
            (10)                                 114,338     8.6
                                              ----------   -----
           TOTAL COMMON STOCK (COST
            $1,314,123).....................  $1,309,411    98.1
                                              ==========   =====

  FACE                                          MARKET
 AMOUNT    REPURCHASE AGREEMENTS                VALUE        %
----------------------------------------------------------------
$192,000   Firstar Bank 1.00% due 01/03/00
            repurchase price $72,000
            collateralized by GNMA
            certificates pool# 8375 due
            02/20/24 (cost $72,000).........  $   72,000     5.4
                                              ----------   -----
           TOTAL REPURCHASE AGREEMENTS (COST
            $72,000)........................  $   72,000     5.4
                                              ----------   -----
           TOTAL HOLDINGS (COST
            $1,386,123).....................  $1,381,411   103.5
                                              ----------   -----
           LIABILITIES, NET OF CASH &
            RECEIVABLES ....................     (46,649)   (3.5)
                                              ----------   -----
           TOTAL NET ASSETS.................  $1,334,762   100.0
                                              ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Retail
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Paper & Related
 8.  Photo Equipment
 9.  Communications
10.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- DECEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

December
Since inception (1/4/99)                     0.17%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

DECEMBER 10 (12/1/99)                                                       DJIA (1 MONTH)
---------------------                                                       --------------
0.17%                                                                             4.64%

 COMMENTS

Since its inception on 12/1/99, the Dow(SM) Target 10 December portfolio returned 0.17% versus 4.64% for the Dow Jones Industrial Average. International Paper Co. was the best performing stock for the month of December while Caterpillar Inc. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                                MARKET
 SHARES    COMMON STOCK                         VALUE        %
----------------------------------------------------------------
   2,567   Caterpillar Inc. (4).............  $  120,809     8.2
   2,199   E.I. Du Pont de Nemours and Co.
            (2).............................     144,859     9.8
   2,039   Eastman Kodak Company (8)........     135,084     9.2
   1,925   Exxon Corporation (6)............     155,083    10.5
   2,071   General Motors Corp. (1).........     150,536    10.2
   2,902   International Paper Co. (7)......     163,782    11.1
   1,059   J.P. Morgan & Co. Inc. (5).......     134,096     9.1
   1,450   Minnesota Mining and
            Manufacturing Co. (3)                141,919     9.6
   5,369   Phillip Morris Companies Inc.
            (10)............................     124,494     8.5
   3,246   SBC Communications, Inc. (9).....     158,242    10.7
                                              ----------   -----
           TOTAL COMMON STOCK (COST
            $1,419,279).....................  $1,428,904    96.9
                                              ==========   =====

  FACE                                          MARKET
 AMOUNT    REPURCHASE AGREEMENTS                VALUE        %
----------------------------------------------------------------
$192,000   Firstar Bank 1.00% due 01/03/00
            repurchase price $192,000
            collateralized by GNMA
            certificates pool# 8375 due
            02/20/24 (cost $192,000)........  $  192,000    13.0
                                              ----------   -----
           TOTAL REPURCHASE AGREEMENTS (COST
            $192,000).......................  $  192,000    13.0
                                              ----------   -----
           TOTAL HOLDINGS (COST
            $1,611,279).....................  $1,620,904   109.9
                                              ----------   -----
           LIABILITIES, NET OF CASH &
            RECEIVABLES.....................    (146,923)   (9.9)
                                              ----------   -----
           TOTAL NET ASSETS.................  $1,473,981   100.0
                                              ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Retail
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Paper & Related
 8.  Photo Equipment
 9.  Communications
10.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- SEPTEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seeks long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

September
Since inception (9/1/99)                   -24.78%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

SEPTEMBER 5 (9/1/99)                                                        DJIA (4 MONTH)
--------------------                                                        --------------
-24.78%                                                                          5.66%

 COMMENTS

Since its inception on 9/1/99, the Dow(SM) Target 5 September portfolio lost 24.78% versus a gain of 5.66% for the Dow Jones Industrial Average. General Motors Corp. was the best performing stock for the 4-month period while The Goodyear Tire & Rubber Co. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                               MARKET
SHARES   COMMON STOCK                          VALUE       %
---------------------------------------------------------------
   661   Caterpillar Inc. (3)...............  $ 31,109    19.84
   605   General Motors Corp. (1)...........    43,976    28.05
   734   Goodyear Tire & Rubber (4).........    20,690    13.20
 1,041   Phillip Morris Companies Inc.
          (5)...............................    24,138    15.40
   994   Sears, Roebuck & Co. (2)...........    30,255    19.30
                                              --------   ------
         TOTAL COMMON STOCK (COST $190,689)   $150,168    95.8
                                              ========   ======

 FACE                                          MARKET
AMOUNT   REPURCHASE AGREEMENTS                 VALUE        %
---------------------------------------------------------------
$6,000   Firstar Bank 1.00% due 01/03/00
          repurchase price $6,000
          collateralized by GNMA
          certificates pool# 8375 due
          02/20/24 (cost $6,000)...........  $    6,000     3.8
                                             ----------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $192,000)........................  $    6,000     3.8
                                             ----------   -----
         TOTAL HOLDINGS (COST $196,689)....  $  156,168    99.6
                                             ----------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES......................         621     0.4
                                             ----------   -----
         TOTAL NET ASSETS..................  $  156,789   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Retail
 3.  Machinery
 4.  Rubber and Tires
 5.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- OCTOBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seeks long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

October
Since inception (10/1/99)                  -14.70%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

OCTOBER 5 (10/1/99)                                                         DJIA (3 MONTH)
-------------------                                                         --------------
-14.7%                                                                          12.31%

 COMMENTS

Since its inception on 10/1/99, the Dow(SM) Target 5 October portfolio lost 14.70% versus a gain of 12.31% for the Dow Jones Industrial Average. E. I. Du Pont de Nemours and Co. was the best performing stock for the 3-month period while The Goodyear Tire & Rubber Co. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                                MARKET
SHARES   COMMON STOCK                           VALUE       %
---------------------------------------------------------------
 1,162   Caterpillar Inc. (3)................  $ 54,687    20.2
 1,047   E.I. Du Pont de Nemours and Co.
          (1)................................    68,971    25.4
 1,361   Goodyear Tire & Rubber (4)..........    38,363    14.1
 1,843   Phillip Morris Companies Inc. (5)...    42,735    15.7
 2,120   Sears, Roebuck & Co. (2)............    64,528    23.8
                                               --------   -----
         TOTAL COMMON STOCK (COST
          $314,798)..........................  $269,284    99.2
                                               ========   =====

 FACE                                           MARKET
AMOUNT   REPURCHASE AGREEMENTS                  VALUE       %
---------------------------------------------------------------
$1,000   Firstar Bank 3.30% due 01/03/00
          repurchase price $1,000
          collateralized by GNMA certificates
          pool# 8375 due 02/20/24 (cost
          $1,000)............................  $  1,000     0.4
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $1,000)............................  $  1,000     0.4
                                               --------   -----
         TOTAL HOLDINGS (COST $315,798)......  $270,284    99.6
                                               --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES........................     1,033     0.4
                                               --------   -----
         TOTAL NET ASSETS....................  $271,317   100.0
                                               ========   =====

 INDUSTRIES

 1.  Chemicals
 2.  Retail
 3.  Machinery
 4.  Rubber and Tires
 5.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- NOVEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seeks long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

November
Since inception (11/1/99)                   -0.20%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

NOVEMBER 5 (11/1/99)                                                        DJIA (2 MONTH)
--------------------                                                        --------------
-0.2%                                                                              8.3%

 COMMENTS
Since its inception on 11/1/99, the Dow(SM) Target 5 November portfolio lost 0.20% versus a gain of 8.30% for the Dow Jones Industrial Average. International Paper Co. was the best performing stock for the 2-month period while Caterpillar Inc. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                                MARKET
SHARES   COMMON STOCK                           VALUE       %
---------------------------------------------------------------
   849   AT&T Corp. (2)......................  $ 43,087    20.3
   716   Caterpillar Inc. (3)................    33,697    15.9
   613   E.I. Du Pont de Nemours and Co.
          (1)................................    40,381    19.0
   809   International Paper Company (4).....    45,658    21.5
 1,496   Phillip Morris Companies Inc. (5)...    34,689    16.4
                                               --------   -----
         TOTAL COMMON STOCK (COST
          $199,742)..........................  $197,512    93.1
                                               ========   =====

 FACE                                           MARKET
AMOUNT    REPURCHASE AGREEMENTS                 VALUE       %
---------------------------------------------------------------
$13,000   Firstar Bank 1.00% due 01/03/00
           repurchase price $13,000
           collateralized by GNMA
           certificates pool# 8375 due
           02/20/24 (cost $13,000)...........  $ 13,000     6.1
                                               --------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $13,000)..........................  $ 13,000     6.1
                                               --------   -----
          TOTAL HOLDINGS (COST $212,742).....  $210,512    99.2
                                               --------   -----
          CASH & RECEIVABLES, NET OF
           LIABILITIES.......................     1,792     0.8
                                               --------   -----
          TOTAL NET ASSETS...................  $212,304   100.0
                                               ========   =====

 INDUSTRIES

 1.  Chemicals
 2.  Communications
 3.  Machinery
 4.  Paper & Related
 5.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- DECEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seeks long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

December
Since inception (12/1/99)                    0.17%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

DECEMBER 5 (12/1/99)                                                        DJIA (1 MONTH)
--------------------                                                        --------------
0.17%                                                                            4.64%

 COMMENTS

Since its inception on 12/1/99, the Dow(SM) Target 5 December portfolio gained 0.17% versus a gain of 4.64% for the Dow Jones Industrial Average. International Paper Co. was the best performing stock for the month of December while Caterpillar Inc. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                                MARKET
SHARES   COMMON STOCK                           VALUE       %
---------------------------------------------------------------
   711   Caterpillar Inc. (3)................  $ 33,461    16.2
   608   E.I. Du Pont de Nemours and Co.
          (1)................................    40,052    19.3
   804   International Paper Company (4).....    45,376    21.9
 1,487   Phillip Morris Companies Inc. (5)...    34,480    16.6
   869   SBC Communications (2)..............    42,364    20.4
                                               --------   -----
         TOTAL COMMON STOCK (COST
          $195,555)..........................  $195,733    94.4
                                               ========   =====

 FACE                                          MARKET
AMOUNT    REPURCHASE AGREEMENTS                VALUE        %
---------------------------------------------------------------
$11,000   Firstar Bank 1.00% due 01/03/00
           repurchase price $11,000
           collateralized by GNMA
           certificates pool# 8375 due
           02/20/24 (cost $11,000).........  $   11,000     5.3
                                             ----------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $11,000)........................  $   11,000     5.3
                                             ----------   -----
          TOTAL HOLDINGS (COST $206,555)...  $  206,733    99.7
                                             ----------   -----
          CASH & RECEIVABLES, NET OF
           LIABILITIES.....................         618     0.3
                                             ----------   -----
          TOTAL NET ASSETS.................  $  207,351   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Chemicals
 2.  Communications
 3.  Machinery
 4.  Paper & Related
 5.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF ASSETS AND LIABILITIES                           DECEMBER 31, 1999

                                                                               PORTFOLIOS
                                        -----------------------------------------------------------------------------------------
                                        JANUARY(10)(a)   FEBRUARY(10)(b)   MARCH(10)(c)   APRIL(10)(d)   MAY(10)(e)   JUNE(10)(f)
                                        --------------   ---------------   ------------   ------------   ----------   -----------
Assets:
  Investment in securities, at cost...     $458,544        $1,115,814       $1,068,567     $1,627,680    $  855,216   $1,344,941
                                           ========        ==========       ==========     ==========    ==========   ==========
  Investments in securities at market
    value (note 1)....................     $456,112        $1,158,104       $1,017,128     $1,464,561    $  725,460   $1,187,097
  Cash in bank........................          319               728              498             13             0          740
  Receivable for fund interests
    sold..............................            0                 0                0              0             0            0
  Dividends & accrued interest
    receivable........................        1,201             2,882            2,877          3,985         2,741        3,370
  Other...............................        5,396             2,233                0            122           118           92
                                           --------        ----------       ----------     ----------    ----------   ----------
    Total assets......................      463,028         1,163,947        1,020,503      1,468,681       728,319    1,191,299
                                           --------        ----------       ----------     ----------    ----------   ----------
Liabilities:
  Cash overdraft......................            0                 0                0              0         7,759            0
  Payable for securities purchased....            0                 0                0              0             0       30,058
  Payable for fund interests
    redeemed..........................           10               143               54        208,290            91           57
  Payable for investment management
    services (note 3).................          222               588              527            882           510          696
  Other accrued expenses..............        2,863             1,484            2,984          2,846         2,677        2,560
                                           --------        ----------       ----------     ----------    ----------   ----------
    Total liabilities.................        3,095             2,215            3,565        212,018        11,037       33,371
                                           --------        ----------       ----------     ----------    ----------   ----------
Net assets at market value............     $459,933        $1,161,732       $1,016,938     $1,256,663    $  717,282   $1,157,928
                                           ========        ==========       ==========     ==========    ==========   ==========
Net assets consist of:
  Par value, $1 per membership
    interest..........................     $ 45,846        $  113,304       $  104,377     $  125,338    $   86,318   $  129,269
  Paid-in capital in excess of par
    value.............................      416,489         1,006,097          964,001      1,294,449       800,707    1,199,907
  Accumulated net realized loss on
    investments (note 1)..............            0                 0                0              0       (39,982)     (13,399)
  Net unrealized appreciation
    (depreciation) on investments
    (note 1)..........................       (2,432)           42,291          (51,438)      (163,120)     (129,756)    (157,845)
  Undistributed (overdistributed) net
    investment income.................           30                40               (2)            (4)           (5)          (4)
                                           --------        ----------       ----------     ----------    ----------   ----------
Net assets at market value............     $459,933        $1,161,732       $1,016,938     $1,256,663    $  717,282   $1,157,928
                                           ========        ==========       ==========     ==========    ==========   ==========
Membership interest outstanding (note
  4)..................................       45,846           113,304          104,377        125,338        86,318      129,269
Net asset value per membership
  interest............................     $  10.03        $    10.25       $     9.74     $    10.03    $     8.31   $     8.96
                                           ========        ==========       ==========     ==========    ==========   ==========

---------------

(a) The inception date for this portfolio was January 4, 1999.

(b) The inception date for this portfolio was February 1, 1999.

(c) The inception date for this portfolio was March 1, 1999.

(d) The inception date for this portfolio was April 1, 1999.

(e) The inception date for this portfolio was May 3, 1999.

(f)  The inception date for this portfolio was June 1, 1999.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF ASSETS AND LIABILITIES                           DECEMBER 31, 1999

                                                                          PORTFOLIOS
                              ---------------------------------------------------------------------------------------------------
                              JULY(10)(g)   AUGUST(10)(h)   SEPTEMBER(10)(i)   OCTOBER(10)(j)   NOVEMBER(10)(k)   DECEMBER(10)(i)
                              -----------   -------------   ----------------   --------------   ---------------   ---------------
Assets:
  Investment in securities,
    at cost.................  $1,130,749     $  937,776        $1,604,271        $1,472,514       $1,386,123        $1,611,279
                              ==========     ==========        ==========        ==========       ==========        ==========
  Investments in securities
    at market value (note
    1)......................  $1,003,363     $  813,221        $1,471,574        $1,392,625       $1,381,411        $1,620,904
  Cash in bank..............           0              0                 0               468              433               654
  Receivable for fund
    interests sold..........         363              0                 0                 0              118             2,358
  Dividends & accrued
    interest receivable.....       2,894          3,156             5,167             5,396            4,524             1,129
  Other.....................         152          1,517               664               436              596               491
                              ----------     ----------        ----------        ----------       ----------        ----------
    Total assets............   1,006,772        817,894         1,477,405         1,398,925        1,387,082         1,625,536
                              ----------     ----------        ----------        ----------       ----------        ----------
Liabilities:
  Cash overdraft............      13,703          8,696             6,337                 0                0                 0
  Payable for securities
    purchased...............           0              0                 0                 0           50,027           150,446
  Payable for fund interests
    redeemed................           0             96               324               138                0                 0
  Payable for investment
    management services
    (note 3)................         679          1,585             1,210             1,114            1,014               370
  Other accrued expenses....       2,415          2,295             1,892             1,519            1,279               739
                              ----------     ----------        ----------        ----------       ----------        ----------
    Total liabilities.......      16,797         12,672             9,763             2,771           52,320           151,555
                              ----------     ----------        ----------        ----------       ----------        ----------
Net assets at market
  value.....................  $  989,975     $  805,222        $1,467,642        $1,396,154       $1,334,762        $1,473,981
                              ==========     ==========        ==========        ==========       ==========        ==========
Net assets consist of:
  Par value, $1 per
    membership interest.....  $  112,230     $   90,721        $  167,182        $  151,684       $  132,418        $  147,257
  Paid-in capital in excess
    of par value............   1,026,092        855,145         1,453,609         1,332,183        1,206,451         1,317,085
  Accumulated net realized
    loss on investments
    (note 1)................     (20,953)       (16,082)          (20,491)           (7,828)               0                 0
  Net unrealized
    appreciation
    (depreciation) on
    investments (note 1)....    (127,386)      (124,555)         (132,698)          (79,889)          (4,711)            9,625
  Undistributed
    (overdistributed) net
    investment income.......          (8)            (7)               40                 4              604                14
                              ----------     ----------        ----------        ----------       ----------        ----------
Net assets at market
  value.....................  $  989,975     $  805,222        $1,467,642        $1,396,154       $1,334,762        $1,473,981
                              ==========     ==========        ==========        ==========       ==========        ==========
Membership interest
  outstanding (note 4)......     112,230         90,721           167,182           151,684          132,418           147,257
Net asset value per
  membership interest.......  $     8.82     $     8.88        $     8.78        $     9.20       $    10.08        $    10.01
                              ==========     ==========        ==========        ==========       ==========        ==========

---------------

(g) The inception date for this portfolio was July 1, 1999.

(h) The inception date for this portfolio was August 2, 1999.

(i)  The inception date for this portfolio was September 1, 1999.

(j)  The inception date for this portfolio was October 1, 1999.

(k)  The inception date for this portfolio was November 3, 1999.

(l)  The inception date for this portfolio was December 1, 1999.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF ASSETS AND LIABILITIES                           DECEMBER 31, 1999

                                                                                         PORTFOLIOS
                                                              -----------------------------------------------------------------
                                                              SEPTEMBER(5)(m)   OCTOBER(5)(n)   NOVEMBER(5)(o)   DECEMBER(5)(p)
                                                              ---------------   -------------   --------------   --------------
Assets:
  Investment in securities, at cost.........................     $196,689         $315,798         $212,742         $206,555
                                                                 ========         ========         ========         ========
  Investments in securities at market value (note 1)........     $156,168         $270,284         $210,512         $206,733
  Cash in bank..............................................          125              272              411              385
  Receivable for fund interests sold........................            0                0              785                0
  Dividends & accrued interest receivable...................          728            1,372              905              363
  Other.....................................................        1,873            1,171              638              300
                                                                 --------         --------         --------         --------
    Total assets............................................      158,894          273,099          213,251          207,781
                                                                 --------         --------         --------         --------
Liabilities:
  Payable for fund interests redeemed.......................            6               14                0               11
  Payable for investment management services (note 3).......          290              388              185               71
  Other accrued expenses....................................        1,809            1,380              762              348
                                                                 --------         --------         --------         --------
    Total liabilities.......................................        2,105            1,782              947              430
                                                                 --------         --------         --------         --------
Net assets at market value..................................     $156,789         $271,317         $212,304         $207,351
                                                                 ========         ========         ========         ========
Net assets consist of:
  Par value, $1 per membership interest.....................     $ 21,022         $ 32,037         $ 21,367         $ 20,741
  Paid-in capital in excess of par value....................      176,695          284,790          192,979          186,442
  Accumulated net realized loss on investments (note 1).....         (445)               0                0                0
  Net unrealized appreciation (depreciation) on investments
    (note 1)................................................      (40,522)         (45,514)          (2,230)             177
  Undistributed (overdistributed) net investment income.....           39                4              188               (9)
                                                                 --------         --------         --------         --------
Net assets at market value..................................     $156,789         $271,317         $212,304         $207,351
                                                                 ========         ========         ========         ========
Membership interest outstanding (note 4)....................       21,022           32,037           21,367           20,741
Net asset value per membership interest.....................     $   7.46         $   8.47         $   9.94         $  10.00
                                                                 ========         ========         ========         ========

---------------

(m) The inception date for this portfolio was September 4, 1999.

(m)  The inception date for this portfolio was October 1, 1999.

(o)  The inception date for this portfolio was November 1, 1999.

(p)  The inception date for this portfolio was December 1, 1999.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF OPERATIONS                    FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                            PORTFOLIOS
                                  -----------------------------------------------------------------------------------------------
                                  JANUARY (10)(a)   FEBRUARY (10)(b)   MARCH (10)(c)   APRIL (10)(d)   MAY (10)(e)   JUNE (10)(f)
                                  ---------------   ----------------   -------------   -------------   -----------   ------------
Investment income:
  Interest......................      $   493           $ 1,191          $  1,070        $   1,352      $     932     $     958
  Dividends.....................       14,441            33,872            28,524           35,240         17,535        20,885
                                      -------           -------          --------        ---------      ---------     ---------
    Total investment income.....       14,934            35,063            29,594           36,592         18,467        21,843
                                      -------           -------          --------        ---------      ---------     ---------
Expenses:
  Management fees (note 3)......        3,173             7,711             6,569            7,658          3,639         4,625
  Custodian fees (note 3).......        3,142             2,725             2,326            1,925          1,729         1,493
  Directors' fees (note 3)......          557             1,575             1,474            1,356            547           530
  Professional fees.............        1,057               849               779              706            633           520
  Accounting fees...............          609             1,091               947            1,041            891           682
  Printing, proxy, and postage
    fees........................        2,007             2,025             2,964            3,017          1,698         1,536
  Other.........................          185               171               154              139            122           106
                                      -------           -------          --------        ---------      ---------     ---------
    Total expenses..............       10,730            16,147            15,213           15,842          9,259         9,492
                                      -------           -------          --------        ---------      ---------     ---------
    Less expenses voluntarily
      reduced or reimbursed.....       (5,407)           (2,242)                0             (130)          (127)          (98)
                                      -------           -------          --------        ---------      ---------     ---------
    Net expenses................        5,323            13,905            15,213           15,712          9,132         9,394
                                      -------           -------          --------        ---------      ---------     ---------
    Net investment income.......      $ 9,611           $21,158          $ 14,381        $  20,880      $   9,335     $  12,449
                                      -------           -------          --------        ---------      ---------     ---------
Realized & unrealized gain
  (loss) on investments:
  Net realized gain (loss) from
    investments.................      $ 3,212           $28,842          $ 36,163        $  17,873      $ (39,982)    $ (13,399)
  Net increase in unrealized
    appreciation (depreciation)
    on investments..............       (2,432)           42,291           (51,438)        (163,120)      (129,757)     (157,845)
                                      -------           -------          --------        ---------      ---------     ---------
  Net gain (loss) on
    investments.................          780            71,133           (15,275)        (145,247)      (169,739)     (171,244)
                                      -------           -------          --------        ---------      ---------     ---------
  Net increase (decrease) in net
    assets from operations......      $10,391           $92,291          $   (894)       $(124,367)     $(160,404)    $(158,795)
                                      =======           =======          ========        =========      =========     =========

---------------

(a) The inception date for this portfolio was January 4, 1999.

(b) The inception date for this portfolio was February 1, 1999.

(c) The inception date for this portfolio was March 1, 1999.

(d) The inception date for this portfolio was April 1, 1999.

(e) The inception date for this portfolio was May 3, 1999.

(f) The inception date for this portfolio was June 1, 1999.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF OPERATIONS                    FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                               PORTFOLIOS
                                         --------------------------------------------------------------------------------------
                                         JULY (10)(g)   AUGUST (10)(h)   SEPTEMBER (10)(i)   OCTOBER (10)(j)   NOVEMBER (10)(k)
                                         ------------   --------------   -----------------   ---------------   ----------------
Investment income:
  Interest.............................   $     893       $     786          $     894          $    730           $   904
  Dividends............................      17,179          11,932             12,825            11,621             5,606
                                          ---------       ---------          ---------          --------           -------
    Total investment income............      18,072          12,718             13,719            12,351             6,510
                                          ---------       ---------          ---------          --------           -------
Expenses:
  Management fees (note 3).............       3,407           2,278              2,717             1,888             1,024
  Custodian fees (note 3)..............       1,271           1,068                856               480               475
  Directors' fees (note 3).............         141             118                180               134                72
  Professional fees....................         451             377                306               235               122
  Accounting fees......................         562             375                403               278               186
  Printing, proxy, and postage fees....       1,049           1,033                678               530               403
  Other................................          88              70                 57                42                22
                                          ---------       ---------          ---------          --------           -------
    Total expenses.....................       6,969           5,319              5,197             3,587             2,304
                                          ---------       ---------          ---------          --------           -------
    Less expenses voluntarily reduced
      or reimbursed....................        (159)         (1,522)              (668)             (440)             (598)
                                          ---------       ---------          ---------          --------           -------
    Net expenses.......................       6,810           3,797              4,529             3,147             1,706
                                          ---------       ---------          ---------          --------           -------
    Net investment income..............   $  11,262       $   8,921          $   9,190          $  9,204           $ 4,804
                                          ---------       ---------          ---------          --------           -------
Realized & unrealized gain (loss) on
  investments:
  Net realized gain (loss) from
    investments........................   $ (20,953)      $ (16,082)         $ (20,491)         $ (7,828)          $     0
  Net increase in unrealized
    appreciation (depreciation) on
    investments........................    (127,386)       (124,555)          (132,698)          (79,889)           (4,711)
                                          ---------       ---------          ---------          --------           -------
  Net gain (loss) on investments.......    (148,339)       (140,637)          (153,189)          (87,717)           (4,711)
                                          ---------       ---------          ---------          --------           -------
  Net increase (decrease) in net assets
    from operations....................   $(137,077)      $(131,716)         $(143,999)         $(78,513)          $    93
                                          =========       =========          =========          ========           =======

                                            PORTFOLIOS
                                         ----------------
                                         DECEMBER (10)(l)
                                         ----------------
Investment income:
  Interest.............................      $   487
  Dividends............................        1,123
                                             -------
    Total investment income............        1,610
                                             -------
Expenses:
  Management fees (note 3).............          370
  Custodian fees (note 3)..............          228
  Directors' fees (note 3).............           51
  Professional fees....................           51
  Accounting fees......................           84
  Printing, proxy, and postage fees....          317
  Other................................            8
                                             -------
    Total expenses.....................        1,109
                                             -------
    Less expenses voluntarily reduced
      or reimbursed....................         (493)
                                             -------
    Net expenses.......................          616
                                             -------
    Net investment income..............      $   994
                                             -------
Realized & unrealized gain (loss) on
  investments:
  Net realized gain (loss) from
    investments........................      $     0
  Net increase in unrealized
    appreciation (depreciation) on
    investments........................        9,625
                                             -------
  Net gain (loss) on investments.......        9,625
                                             -------
  Net increase (decrease) in net assets
    from operations....................      $10,619
                                             =======

---------------

(g) The inception date for this portfolio was July 1, 1999.

(h) The inception date for this portfolio was August 2, 1999.

(i) The inception date for this portfolio was September 1 , 1999.

(j) The inception date for this portfolio was October 1, 1999.

(k) The inception date for this portfolio was November 1, 1999.

(l) The inception date for this portfolio was December 1, 1999.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF OPERATIONS                    FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                         PORTFOLIOS
                                                            ---------------------------------------------------------------------
                                                            SEPTEMBER (5)(m)   OCTOBER (5)(n)   NOVEMBER (5)(o)   DECEMBER (5)(p)
                                                            ----------------   --------------   ---------------   ---------------
Investment income:
  Interest................................................      $     99          $    178          $   173            $ 148
  Dividends...............................................         1,723             2,374            1,224              362
                                                                --------          --------          -------            -----
    Total investment income...............................         1,822             2,552            1,397              510
                                                                --------          --------          -------            -----
Expenses:
  Management fees (note 3)................................           290               388              185               71
  Custodian fees (note 3).................................         1,262               881              470              172
  Directors' fees (note 3)................................           115                73               40               34
  Professional fees.......................................           226               156               82               52
  Accounting fees.........................................           174               121               66               25
  Printing, proxy, and postage fees.......................           238               164               86               56
  Other...................................................            54                39               20               10
                                                                --------          --------          -------            -----
    Total expenses........................................         2,359             1,822              949              420
                                                                --------          --------          -------            -----
    Less expenses voluntarily reduced or reimbursed.......        (1,876)           (1,174)            (640)            (301)
                                                                --------          --------          -------            -----
    Net expenses..........................................           483               648              309              119
                                                                --------          --------          -------            -----
    Net investment income.................................      $  1,339          $  1,904          $ 1,088            $ 391
                                                                --------          --------          -------            -----
Realized & unrealized gain (loss) on investments:
  Net realized gain (loss) from investments...............      $   (445)         $      0          $     0            $   0
  Net increase in unrealized appreciation (depreciation)
    on investments........................................       (40,522)          (45,514)          (2,230)             177
                                                                --------          --------          -------            -----
  Net gain (loss) on investments..........................       (40,967)          (45,514)          (2,230)             177
                                                                --------          --------          -------            -----
  Net increase (decrease) in net assets from operations...      $(39,628)         $(43,610)         $(1,142)           $ 568
                                                                ========          ========          =======            =====

---------------

(m) The inception date for this portfolio was September 1, 1999.

(n) The inception date for this portfolio was October 1, 1999.

(o) The inception date for this portfolio was November 1, 1999

(p) The inception date for this portfolio was December 1, 1999.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF CHANGES IN NET ASSETS        FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                          PORTFOLIOS
                             ----------------------------------------------------------------------------------------------------
                             JANUARY (10)(b)   FEBRUARY (10)(c)   MARCH (10)(d)    APRIL (10)(e)     MAY (10)(f)     JUNE (10)(g)
                             ---------------   ----------------   -------------    -------------     -----------     ------------
From operations:
  Net investment income....    $    9,611         $   21,158       $   14,381       $   20,880       $    9,335       $   12,449
  Realized gain (loss) on
    investments............         3,212             28,842           36,163           17,873          (39,982)         (13,399)
  Unrealized appreciation
    (depreciation) on
    investments............        (2,432)            42,291          (51,438)        (163,120)        (129,757)        (157,845)
                               ----------         ----------       ----------       ----------       ----------       ----------
         Net increase
           (decrease) in
           net assets from
           operations......        10,391             92,291             (894)        (124,367)        (160,404)        (158,795)
                               ----------         ----------       ----------       ----------       ----------       ----------
  Dividends and
    distributions to
    shareholders:
    Dividends paid from net
      investment income....        (9,581)           (21,118)         (14,383)         (20,884)          (9,340)         (12,453)
    Capital gains
      distributions........        (3,212)           (28,842)         (36,163)         (17,873)               0                0
                               ----------         ----------       ----------       ----------       ----------       ----------
         Total dividends
           and
           distributions...       (12,793)           (49,960)         (50,546)         (38,757)          (9,340)         (12,453)
                               ----------         ----------       ----------       ----------       ----------       ----------
From capital share
  transactions (note 4):
  Received from shares
    sold...................       565,912          1,550,427        1,583,033        2,101,632        1,180,871        1,569,222
  Received from dividends
    reinvested.............        12,793             49,960           50,545           38,758            9,341           12,453
  Paid for shares
    redeemed...............      (116,370)          (480,986)        (565,200)        (720,603)        (303,186)        (252,499)
                               ----------         ----------       ----------       ----------       ----------       ----------
         Increase in net
           assets derived
           from capital
           share
           transactions....       462,335          1,119,401        1,068,378        1,419,787          887,026        1,329,176
                               ----------         ----------       ----------       ----------       ----------       ----------
         Increase in net
           assets..........       459,933          1,161,732        1,016,938        1,256,663          717,282        1,157,928
Net Assets:
  Beginning of period......             0                  0                0                0                0                0
                               ----------         ----------       ----------       ----------       ----------       ----------
  End of period (a)........    $  459,933         $1,161,732       $1,016,938       $1,256,663       $  717,282       $1,157,928
                               ==========         ==========       ==========       ==========       ==========       ==========
(a) Includes undistributed
  net investment income
  of.......................    $       30         $       40       $        0       $        0       $        0       $        0
                               ==========         ==========       ==========       ==========       ==========       ==========

---------------

(b) The inception date for this portfolio was January 4, 1999.

(c) The inception date for this portfolio was February 1, 1999.

(d) The inception date for this portfolio was March 1, 1999.

(e) The inception date for this portfolio was April 1, 1999.

(f)  The inception date for this portfolio was May 3, 1999.

(g) The inception date for this portfolio was June 1, 1999.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF CHANGES IN NET ASSETS        FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                 PORTFOLIOS
                                           --------------------------------------------------------------------------------------
                                           JULY (10)(h)   AUGUST (10)(i)   SEPTEMBER (10)(j)   OCTOBER (10)(k)   NOVEMBER (10)(l)
                                           ------------   --------------   -----------------   ---------------   ----------------
From operations:
  Net investment income..................   $   11,262      $    8,921        $    9,190         $    9,204         $    4,804
  Realized gain (loss) on investments....      (20,953)        (16,082)          (20,491)            (7,828)                 0
  Unrealized appreciation (depreciation)
    on investments.......................     (127,386)       (124,555)         (132,698)           (79,889)            (4,711)
                                            ----------      ----------        ----------         ----------         ----------
         Net increase (decrease) in net
           assets from operations........     (137,077)       (131,716)         (143,999)           (78,513)                93
                                            ----------      ----------        ----------         ----------         ----------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income.............................      (11,270)         (8,928)           (9,150)            (9,200)            (4,200)
    Capital gains distributions..........            0               0                 0                  0                  0
                                            ----------      ----------        ----------         ----------         ----------
         Total dividends and
           distributions.................      (11,270)         (8,928)           (9,150)            (9,200)            (4,200)
                                            ----------      ----------        ----------         ----------         ----------
From capital share transactions (note 4):
  Received from shares sold..............    1,454,117       1,253,944         1,866,547          1,743,037          1,560,226
  Received from dividends reinvested.....       11,270           8,928             9,150              9,200              4,200
  Paid for shares redeemed...............     (327,065)       (317,006)         (254,906)          (268,370)          (225,557)
                                            ----------      ----------        ----------         ----------         ----------
         Increase in net assets derived
           from capital share
           transactions..................    1,138,322         945,866         1,620,791          1,483,867          1,338,869
                                            ----------      ----------        ----------         ----------         ----------
         Increase in net assets..........      989,975         805,222         1,467,642          1,396,154          1,334,762
Net Assets:
  Beginning of period....................            0               0                 0                  0                  0
                                            ----------      ----------        ----------         ----------         ----------
  End of period (a)......................   $  989,975      $  805,222        $1,467,642         $1,396,154         $1,334,762
                                            ==========      ==========        ==========         ==========         ==========
(a) Includes undistributed net investment
  income of..............................   $        0      $        0        $       40         $        4         $      604
                                            ==========      ==========        ==========         ==========         ==========

                                              PORTFOLIOS
                                           ----------------
                                           DECEMBER (10)(m)
                                           ----------------
From operations:
  Net investment income..................     $      994
  Realized gain (loss) on investments....              0
  Unrealized appreciation (depreciation)
    on investments.......................          9,625
                                              ----------
         Net increase (decrease) in net
           assets from operations........         10,619
                                              ----------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income.............................           (980)
    Capital gains distributions..........              0
                                              ----------
         Total dividends and
           distributions.................           (980)
                                              ----------
From capital share transactions (note 4):
  Received from shares sold..............      1,501,592
  Received from dividends reinvested.....            980
  Paid for shares redeemed...............        (38,230)
                                              ----------
         Increase in net assets derived
           from capital share
           transactions..................      1,464,342
                                              ----------
         Increase in net assets..........      1,473,981
Net Assets:
  Beginning of period....................              0
                                              ----------
  End of period (a)......................     $1,473,981
                                              ==========
(a) Includes undistributed net investment
  income of..............................     $       14
                                              ==========

---------------

(h)  The inception date for this portfolio was July 1, 1999.

(i)  The inception date for this portfolio was August 2, 1999.

(j)  The inception date for this portfolio was September 1 , 1999 .

(k)  The inception date for this portfolio was October 1, 1999.

(l)  The inception date for this portfolio was November 1, 1999.

(m) The inception date for this portfolio was December 1, 1999.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF CHANGES IN NET ASSETS        FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                        PORTFOLIOS
                                           ---------------------------------------------------------------------
                                           SEPTEMBER (5)(n)   OCTOBER (5)(o)   NOVEMBER (5)(p)   DECEMBER (5)(q)
                                           ----------------   --------------   ---------------   ---------------
From operations:
  Net investment income..................     $    1,339        $    1,904       $    1,088        $      391
  Realized gain (loss) on investments....           (445)                0                0                 0
  Unrealized appreciation (depreciation)
    on investments.......................        (40,522)          (45,514)          (2,230)              177
                                              ----------        ----------       ----------        ----------
         Net increase (decrease) in net
           assets from operations........        (39,628)          (43,610)          (1,142)              568
                                              ----------        ----------       ----------        ----------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income.............................         (1,300)           (1,900)            (900)             (400)
                                              ----------        ----------       ----------        ----------
         Total dividends and
           distributions.................         (1,300)           (1,900)            (900)             (400)
                                              ----------        ----------       ----------        ----------
From capital share transactions (note 4):
  Received from shares sold..............        197,139           315,470          216,296           206,807
  Received from dividends reinvested.....          1,300             1,900              900               400
  Paid for shares redeemed...............           (722)             (543)          (2,850)              (24)
                                              ----------        ----------       ----------        ----------
         Increase in net assets derived
           from capital share
           transactions..................        197,717           316,827          214,346           207,183
                                              ----------        ----------       ----------        ----------
         Increase in net assets..........        156,789           271,317          212,304           207,351
Net Assets:
  Beginning of period....................              0                 0                0                 0
                                              ----------        ----------       ----------        ----------
  End of period (a)......................     $  156,789        $  271,317       $  212,304        $  207,351
                                              ==========        ==========       ==========        ==========
(a) Includes undistributed net investment
  income of..............................     $       39        $        4       $      188        $        0
                                              ==========        ==========       ==========        ==========

---------------

(n) The inception date for this portfolio was September 1 , 1999.

(o) The inception date for this portfolio was October 1, 1999.

(p) The inception date for this portfolio was November 1, 1999.

(q) The inception date for this portfolio was December 1, 1999.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS                       FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                            PORTFOLIOS
                                 ------------------------------------------------------------------------------------------------
                                 JANUARY (10)(d)   FEBRUARY (10)(e)   MARCH (10)(f)   APRIL (10)(g)   MAY (10)(h)    JUNE (10)(i)
                                 ---------------   ----------------   -------------   -------------   ------------   ------------
Per membership interest data:
Net asset value, beginning of
  period.......................      $10.00             $10.00           $10.00          $10.00          $10.00         $10.00
Income (loss) from investment
  operations:
  Net investment income........        0.19               0.17             0.12            0.13            0.09           0.09
  Net realized & unrealized
    gain (loss) on
    investments................        0.09               0.47             0.04            0.14           (1.69)         (1.04)
                                     ------             ------           ------          ------          ------         ------
         Total income (loss)
           from investment
           operations..........        0.28               0.64             0.16            0.27           (1.60)         (0.95)
                                     ------             ------           ------          ------          ------         ------
Less distributions:
  Dividends from net investment
    income.....................       (0.19)             (0.16)           (0.12)          (0.13)          (0.09)         (0.09)
  Distributions from net
    realized capital gains.....       (0.06)             (0.23)           (0.30)          (0.11)           0.00           0.00
                                     ------             ------           ------          ------          ------         ------
         Total distributions...       (0.25)             (0.39)           (0.42)          (0.24)          (0.09)         (0.09)
                                     ------             ------           ------          ------          ------         ------
Net asset value, end of
  period.......................      $10.03             $10.25           $ 9.74          $10.03          $ 8.31         $ 8.96
                                     ======             ======           ======          ======          ======         ======

                                    12 MONTHS         11 MONTHS         10 MONTHS       9 MONTHS        8 MONTHS       7 MONTHS
                                 ---------------   ----------------   -------------   -------------   ------------   ------------
Total return (b)...............        2.88%              6.37%            1.96%           2.50%         (16.14%)        (9.57%)
Ratios net of fees reimbursed
  by advisor (c):
  Ratio of expenses to average
    net assets (a).............        0.99%              1.07%            1.38%           1.17%           1.50%          1.18%
  Ratio of net investment
    income to average net
    assets(a)..................        1.79%              1.63%            1.31%           1.55%           1.54%          1.57%
Ratio assuming no fees
  reimbursed by advisor:
  Ratio of expenses to average
    net assets (a).............        1.99%              1.24%            1.38%           1.18%           1.52%          1.19%
Portfolio turnover rate........          20%                25%              39%             25%             29%            14%
Net assets at end of period
  (millions)...................      $  0.5             $  1.2           $  1.0          $  1.3          $  0.7         $  1.2

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) The advisor has reimbursed certain operating expenses for all portfolios except for the March portfolio.

(d) The inception date for this portfolio was January 4, 1999.

(e) The inception date for this portfolio was February 1, 1999.

(f) The inception date for this portfolio was March 1, 1999.

(g) The inception date for this portfolio was April 1, 1999.

(h) The inception date for this portfolio was May 3, 1999.

(i) The inception date for this portfolio was June 1, 1999

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS                       FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                               PORTFOLIOS
                                         --------------------------------------------------------------------------------------
                                         JULY (10)(j)   AUGUST (10)(k)   SEPTEMBER (10)(l)   OCTOBER (10)(m)   NOVEMBER (10)(n)
                                         ------------   --------------   -----------------   ---------------   ----------------
Per membership interest data:
Net asset value, beginning of period...     $10.00          $10.00            $10.00             $10.00             $10.00
Income (loss) from investment
  operations:
  Net investment income................       0.09            0.09              0.05               0.06               0.03
  Net realized & unrealized gain (loss)
    on investments.....................      (1.18)          (1.12)            (1.22)             (0.80)              0.08
                                            ------          ------            ------             ------             ------
         Total Income (loss) from
           Investment operations.......      (1.09)          (1.03)            (1.17)             (0.74)              0.11
                                            ------          ------            ------             ------             ------
Less distributions:
  Dividends from net investment
    income.............................      (0.09)          (0.09)            (0.05)             (0.06)             (0.03)
  Distributions from net realized
    capital gains......................       0.00            0.00              0.00               0.00               0.00
                                            ------          ------            ------             ------             ------
         Total distributions...........      (0.09)          (0.09)            (0.05)             (0.06)             (0.03)
                                            ------          ------            ------             ------             ------
Net asset value, end of period.........     $ 8.82          $ 8.88            $ 8.78             $ 9.20             $10.08
                                            ======          ======            ======             ======             ======

                                            PORTFOLIOS
                                         ----------------
                                         DECEMBER (10)(o)
                                         ----------------
Per membership interest data:
Net asset value, beginning of period...       $10.00
Income (loss) from investment
  operations:
  Net investment income................         0.01
  Net realized & unrealized gain (loss)
    on investments.....................         0.01
                                              ------
         Total Income (loss) from
           Investment operations.......         0.02
                                              ------
Less distributions:
  Dividends from net investment
    income.............................       (0.01)
  Distributions from net realized
    capital gains......................         0.00
                                              ------
         Total distributions...........       (0.01)
                                              ------
Net asset value, end of period.........       $10.01
                                              ======

                                           6 MONTH         5 MONTH            4 MONTH            3 MONTH           2 MONTH
                                           -------         -------            -------            -------           -------
Total return (b).......................     (10.90%)        (10.37%)          (11.65%)            (7.33%)             1.13%
Ratios net of fees reimbursed by
  advisor (c):
  Ratio of expenses to average net
    assets (a).........................       1.14%           0.94%             0.88%              0.85%              0.73%
  Ratio of net investment income to
    average net assets(a)..............       1.88%           2.21%             1.80%              2.50%              2.05%
Ratio assuming no fees reimbursed by
  advisor:
  Ratio of expenses to average net
    assets (a).........................       1.16%           1.32%             1.02%              0.97%              0.99%
Portfolio turnover rate................         20%             21%               12%                14%                 0%
Net assets at end of period
  (millions)...........................     $  1.0          $  0.8            $  1.5             $  1.4             $  1.3

                                             1 MONTH
                                             -------
Total return (b).......................         0.17%
Ratios net of fees reimbursed by
  advisor (c):
  Ratio of expenses to average net
    assets (a).........................         0.50%
  Ratio of net investment income to
    average net assets(a)..............         0.81%
Ratio assuming no fees reimbursed by
  advisor:
  Ratio of expenses to average net
    assets (a).........................         0.90%
Portfolio turnover rate................            0%
Net assets at end of period
  (millions)...........................       $  1.5

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(j) The inception date for this portfolio was July 1, 1999.

(k) The inception date for this portfolio was August 2, 1999.

(l) The inception date for this portfolio was September 1 , 1999.

(m) The inception date for this portfolio was October 1, 1999.

(n) The inception date for this portfolio was November 1, 1999.

(o) The inception date for this portfolio was December 1, 1999.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS                       FOR THE YEAR ENDED DECEMBER 31, 1999

                                                            SEPTEMBER (5)(p)   OCTOBER (5)(q)   NOVEMBER (5)(r)   DECEMBER (5)(s)
                                                            ----------------   --------------   ---------------   ---------------
Per membership interest data:
Net asset value, beginning of period......................       $10.00            $10.00           $10.00            $10.00
Income (loss) from investment operations:
  Net investment income...................................         0.07              0.06             0.05              0.02
  Net realized & unrealized loss on investments...........        (2.54)            (1.53)           (0.07)             0.00
                                                                 ------            ------           ------            ------
         Total income (loss) from investment operations...        (2.47)            (1.47)           (0.02)             0.02
                                                                 ------            ------           ------            ------
Less distributions:
  Dividends from net investment income....................        (0.07)            (0.06)           (0.04)            (0.02)
                                                                 ------            ------           ------            ------
         Total distributions..............................        (0.07)            (0.06)           (0.04)            (0.02)
                                                                 ------            ------           ------            ------
Net asset value, end of period............................       $ 7.46            $ 8.47           $ 9.94            $10.00
                                                                 ======            ======           ======            ======

                                                                4 MONTH           3 MONTH           2 MONTH           1 MONTH
                                                                -------           -------           -------           -------
Total return (b)..........................................       (24.78%)          (14.70%)          (0.20%)            0.17%
Ratios net of fees reimbursed by advisor (c):
  Ratio of expenses to average net assets (a).............         0.98%             0.92%            0.90%             0.69%
  Ratio of net investment income to average net assets
    (a)...................................................         2.72%             2.72%            3.16%             2.27%
Ratio assuming no fees reimbursed by advisor:
  Ratio of expenses to average net assets (a).............         4.79%             2.60%            2.75%             2.43%
Portfolio turnover rate...................................            1%                0%               0%                0%
Net assets at end of period (millions)....................       $  0.2            $  0.3           $  0.2            $  0.2

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) The advisor has reimbursed certain operating expenses for all portfolios except for the March portfolio.

(p) The inception date for this portfolio was September 1 , 1999.

(q) The inception date for this portfolio was October 1, 1999.

(r) The inception date for this portfolio was November 1, 1999.

(s) The inception date for this portfolio was December 1, 1999.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 1999
NOTES TO FINANCIAL STATEMENTS

(1) BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

   The Dow(SM) Target Variable Fund LLC is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as a non-diversified, open-end management investment company. It's "Dow 10" portfolios are twelve non-diversified portfolios of the common stock of the ten companies in the Dow Jones Industrial Average(SM) (the "Dow") having the highest dividend yield as of the close of business on or about the last business day prior to the beginning of each portfolio's annual term. Its "Dow 5" portfolios are twelve non-diversified portfolios of commons stocks of the five Dow 10 companies having the lowest per-share stock prices as of the close of business on or about the second last business day prior to the beginning of each of those portfolios' annual term. The Fund's objective is to provide above average total return through both capital appreciation and dividend income.

   The Fund is a limited liability company created under Ohio law. Its interest are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company ("ONLI"). Fund interests are not offered directly to the public. Fund interests are purchased by ONLI's separate accounts as an investment option for their variable annuity contracts.

   The following is a summary of significant accounting policies:

   Dividends representing new investment income are normally distributed quarterly. Any net realized capital gains are normally distributed annually. However, the Board may declare dividends more often. Dividends and distributions are automatically reinvested in additional interests in the respective portfolios at net asset value without a sales charge.

   Fund interests are sold to ONLI's variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Fund receives a purchase or redemption order. The value of Fund interests is based on the market value of the stocks and any other cash or securities owned by each portfolio. This determination is made as of 4:00 p.m. Eastern time on each business day on which an order for purchase or redemption is received and there is enough trading in portfolio securities to materially affect the current net asset value of Fund interests. That is normally each weekday (Monday through Friday) except for New Years Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The net asset value of each portfolio is computed by dividing the value of that portfolio's securities plus any cash or other assets, less the portfolio's liabilities, by the number of portfolio interests outstanding.

   Each portfolio may acquire repurchase agreements from member banks of the Federal Reserve System which the Fund deems creditworthy under guidelines approved by the Board of Managers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the portfolio under the 1940 Act.

   The fund is a single member limited liability company taxed as a division of the separate accounts of ONLI. Income and losses of the fund are included in the taxable income or loss of the separate accounts of ONLI. Accordingly, no provision for Federal income taxes has been made by the fund.

   Expenses directly attributable to a portfolio are charged to that portfolio. Expenses not directly attributed to a portfolio are allocated on the basis of relative net assets.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 1999
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   The gross unrealized appreciation and depreciation on investments in each portfolio as of December 31, 1999 were as follows:

                                         JAN.(10)      FEB.(10)     MARCH(10)     APRIL(10)      MAY(10)       JUNE(10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
Gross unrealized:
  Appreciation........................  .$  44,643    $  133,277    $   48,873    $   41,224    $   13,542    $   28,931
  Depreciation........................     (47,076)      (90,986)     (100,312)     (204,344)     (143,298)     (186,775)
Net Unrealized:
  Appreciation (Depreciation).........      (2,432)       42,291       (51,438)     (163,120)     (129,756)     (157,845)

                                         JULY(10)      AUG.(10)     SEPT.(10)      OCT.(10)      NOV.(10)      DEC.(10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
Gross unrealized:
  Appreciation........................  $   24,589    $   14,099    $   43,025    $   39,978    $   30,214    $   30,145
  Depreciation........................    (151,975)     (138,655)     (175,723)     (119,867)      (34,925)      (20,521)
Net Unrealized:
  Appreciation (Depreciation).........    (127,386)     (124,555)     (132,698)      (79,889)       (4,711)        9,625

                                         SEPT.(5)      OCT.(5)       NOV.(5)       DEC.(5)
                                        ----------    ----------    ----------    ----------
Gross unrealized:
  Appreciation........................  $    4,319    $    2,741    $    5,165    $    4,208
  Depreciation........................     (44,841)      (48,256)       (7,395)       (4,031)
Net Unrealized:
  Appreciation (Depreciation).........     (40,522)      (45,514)       (2,230)          177

(2) INVESTMENT TRANSACTIONS

   Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 1999 were as follows:

                                         JAN.(10)      FEB.(10)     MARCH(10)     APRIL(10)      MAY(10)       JUNE(10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
Stocks
  Purchases...........................  $  554,871    $1,421,147    $1,521,310    $2,006,645    $1,153,737    $1,536,868
  Sales...............................     105,538       343,175       508,905       432,838       258,540       183,528

                                         JULY(10)      AUG.(10)     SEPT.(10)      OCT.(10)      NOV.(10)      DEC.(10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
Stocks
  Purchases...........................  $1,393,086    $1,137,494    $1,810,469    $1,646,362    $1,314,123    $1,419,279
  Sales...............................     241,384       183,635       185,706       200,020             0             0

                                         SEPT.(5)      OCT.(5)       NOV.(5)       DEC.(5)
                                        ----------    ----------    ----------    ----------
Stocks
  Purchases...........................  $  193,126    $  314,798    $  199,742    $  195,555
  Sales...............................       1,992             0             0             0

(3) INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATED PERSONS

   The Fund's day-to-day investment management is the responsibility of its investment adviser, Ohio National Investments, Inc. (the "Adviser"). The Adviser is an Ohio corporation. It is a wholly owned subsidiary of ONLI and its address is the same as those of the Fund and ONI. The Adviser and its predecessors have been managing investment companies since 1970. All of the Adviser's investment advisory personnel are also responsible for the management of ONLI's assets.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 1999
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   For managing the Fund's assets, the Adviser receives a monthly management fee based on the Fund's total net assets. This fee is calculated daily and is at the annual rate of 0.60% of total net assets.

   In addition to the fee paid to the Adviser, the Fund incurs other miscellaneous expenses for legal and accounting services, registration and filing fees, custodial services and shareholder services.

   The Adviser contracts with First Trust Advisors LP ("First Trust") to serve as sub-adviser to the Fund. First Trust manages the Fund's assets under the Adviser's supervision. First Trust, an investment adviser to financial institutions, is located at 1001 Warrenville Road in Lisle, Illinois. First Trust has been managing Dow 10 strategies in unit investment trusts and other investment companies since 1991.

   First Trust has been granted a license by Dow Jones & Company, Inc. to use certain copyright, trademark and proprietary rights and trade secrets of Dow Jones. The Fund and ONLI have entered into agreements with First Trust giving the Fund and ONLI permission to use and refer to the Dow Jones marks and rights in connection with the Fund and ONLI's separate accounts.

   For the service and rights provided by First Trust, the Adviser pays First Trust a monthly sub-advisory fee based on the Fund's total net assets. This fee is calculated daily and is at the annual rate of 0.35% of the Fund's average daily assets.

   The Fund's transfer agent and accounting agent is American Data Services, Inc., 150 Motor Parkway, Hauppauge, New York. The Fund's custodian is Firstar Bank, 425 Walnut Street, Cincinnati, Ohio.

(4) FUND INTERESTS

   Fund interests transactions for the year ended December 31, 1999 are as follows:

                                         JAN.(10)      FEB.(10)     MARCH(10)     APRIL(10)      MAY(10)       JUNE(10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
Capital shares issued on sales........      55,645       153,255       151,374       191,129       120,137       155,026
  Capital shares issued on Reinvested
     dividends........................       1,271         4,788         5,111         3,779         1,066         1,356
  Capital shares redeemed.............      11,069        44,739        52,108        69,571        34,885        27,113

                                         JULY(10)      AUG.(10)     SEPT.(10)      OCT.(10)      NOV.(10)      DEC.(10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
Capital shares issued on sales........     146,290       123,810       194,228       178,588       154,314       151,006
  Capital shares issued on Reinvested
     dividends........................       1,252           987         1,062         1,019           422            99
  Capital shares redeemed.............      35,311        34,076        28,109        27,923        22,318         3,848

                                         SEPT.(5)      OCT.(5)       NOV.(5)       DEC.(5)
                                        ----------    ----------    ----------    ----------
Capital shares issued on sales........      20,926        31,866        21,561        20,703
  Capital shares issued on Reinvested
     dividends........................         179           232            92            40
  Capital shares redeemed.............          83            61           287             2

THE DOW(SM) TARGET VARIABLE FUND LLC

 INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders of
Dow(SM) Target Variable Fund LLC:

We have audited the accompanying statements of assets and liabilities of Dow(SM) Target Variable Fund LLC. -- Dow 10 January, Dow 10 February, Dow 10 March, Dow 10 April, Dow 10 May, Dow 10 June, Dow 10 July, Dow 10 August, Dow 10 September, Dow 10 October, Dow 10 November, Dow 10 December, Dow 5 September, Dow 5 October, Dow 5 November, Dow 5 December (collectively, the Funds), including the schedules of investments, as of December 31, 1999 and the related statements of operations, statements of changes in net assets and the financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1999, by confirmation with the custodians and brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at December 31, 1999, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles.

                                                                        KPMG LLP
Cincinnati, Ohio
February 11, 2000

                                     Part C


                               Other Information

PART C:  OTHER INFORMATION


Financial Statements

The following audited financial statements are included in Part B of this registration statement:

     Statements of Assets and Liabilities as of December 31, 1999

     Statements of Operations for the Year or Periods ended December 31, 1999

     Statements of Changes in Net Assets for the Year or Periods ended December 31, 1999

     Schedules of Investments at December 31, 1999

     Notes to Financial Statements for December 31, 1999

     Independent Auditors' Report of KPMG LLP dated February 11, 2000

The following audited financial information is included in Part A of this registration statement:

     Financial Highlights for the Year or Periods ended December 31, 1999

Written consents of the following persons:

     KPMG LLP

     Ronald L. Benedict, Esq. as Legal Counsel to the registrant

     Jones & Blouch L.L.P. as Legal Counsel to the registrant

Exhibits:

(d)(1) Sub-Advisory Agreement, effective April 3, 2000, between Ohio National Investments, Inc. and First Trust Advisors L.P.

(p)      The registrant's Code of Ethics

All other relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:


(a) Articles of Organization of the registrant were filed as Exhibit (a) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998.

(b) By-laws of the registrant were filed as Exhibit (b) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998.

(d) Investment Advisory Agreement between the registrant and Ohio National Investments, Inc. was filed as Exhibit (d) of the registrant's
         Form N-1A, pre-effective amendment no. 1, on November 25, 1998.

(d)(1) Sub-Advisory Agreement between Ohio National Investments, Inc. and First Trust Advisors L.P. was filed as Exhibit (d)(1) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998.

(g) Custody Agreement between the registrant and Star Bank, NA was filed as Exhibit (g) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998.

(h) Sublicense Agreement among the registrant, First Trust Advisors L.P. and Dow Jones & Company, Inc. was filed as Exhibit (h) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998.

(h)(1) Fund Accounting Service Agreement between the registrant and American Data Services, Inc. was filed as Exhibit (h)(1) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998.

(h)(2) Transfer Agency and Service Agreement between the registrant and American Data Services, Inc. was filed as Exhibit (h)(2) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25, 1998.

(h)(3) Master Repurchase Agreement between the registrant and Star Bank, NA was filed as Exhibit (h)(3) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25,1998.

(h)(4) Service Agreement among the registrant, Ohio National Investments, Inc. and The Ohio National Life Insurance Company was filed as Exhibit
         (h)(4) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25,1998.

(h)(5) Joint Insured Agreement among the registrant, Ohio National Fund, Inc., ONE Fund, Inc. and Ohio National Investments, Inc. was filed as Exhibit
         (h)(5) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25,1998.

(i)      Opinion and consent of Ronald L. Benedict, Esq. was filed as Exhibit
         (i) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25,1998.

(l) Investment letter for the initial subscription of membership interests of the registrant was filed as Exhibit (l) of the registrant's Form N-1A, pre-effective amendment no. 1, on November 25,1998.

Persons Controlled by or Under Common Control with the Fund


The registrant is an affiliate of The Ohio National Life Insurance Company ("ONLI"). ONLI owns 100% of the registrant's voting securities through ONLI's separate accounts. The diagram below lists all persons under common control with the registrant. ONLI is a wholly-owned subsidiary of Ohio National Financial Services, Inc. ("ONFS"), which in turn is a wholly-owned subsidiary of Ohio National Mutual Holdings, Inc. ("ONMH"). ONMH is a mutual insurance holding company all of the voting securities of which are owned by the participating policyholders of ONLI. ONLI owns 100% of the voting securities of all its subsidiaries, including the registrant's investment adviser, Ohio National Investments, Inc. (the "Adviser"), except for five directors' qualifying shares of Ohio National Life Assurance Corporation ("ONLAC"). As of April 5, 2000, ONLI (through its separate accounts) owned 89.4% of the voting securities of Ohio National Fund, Inc. ("ONF"). The remaining 10.6% of the voting securities of ONF were owned by ONLAC (through its separate account). On April 5, 2000, ONLI owned 49.6% of the voting securities of ONE Fund, Inc.




                      OHIO NATIONAL MUTUAL HOLDINGS, INC.
     A MUTUAL INSURANCE HOLDING COMPANY INCORPORATED UNDER THE LAWS OF OHIO

                            ------------------------

                     OHIO NATIONAL FINANCIAL SERVICES, INC.
 AN INTERMEDIATE INSURANCE HOLDING COMPANY INCORPORATED UNDER THE LAWS OF OHIO

--------------------------------------------------------------------------------
             THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
      A STOCK LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
--------------------------------------------------------------------------------
-------------------------------       -----------------------------
ENTERPRISE PARK, INC.                 OHIO NATIONAL EQUITIES INC.

A GEORGIA CORPORATION                 A BROKER/DEALER
REAL ESTATE DEVELOPMENT COMPANY       CAPITALIZED BY ONLI @ $30,000
CAPITALIZED BY ONLI $50,000
-------------------------------       --------------------------------
Pres. & Dir.        M. Stohler        Chm. & Dir.         D. O'Maley

V.P. & Dir.         J. Brom           Pres. & Dir.        J. Palmer

Secy. & Dir.        J. Fischer        VP & Dir.           T. Backus

Treas. & Dir.       D. Taney          VP & Dir.           J. Miller

                                      Sr. VP              T. Barefield

                                      Secretary & Dir.    R. Benedict

                                      Treasurer           B. Turner

                                      Compliance Officer  J. Dunn

                                      Asst. Secy.         M. Haverkamp
-------------------------------       --------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
                        A STOCK LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------------------------------------------------------------------------------------------

                                        S E P A R A T E  A C C O U N T S
                                        --------------------------------
                                               A  B  C  D  E  F
                                        --------------------------------

-------------------------------    ------------------------------            -------------------------------------
OHIO NATIONAL INVESTMENTS, INC.    THE O.N. EQUITY SALES COMPANY             OHIO NATIONAL LIFE
                                                                             ASSURANCE CORPORATION
AN INVESTMENT ADVISER              AN OHIO CORPORATION                       AN OHIO CORPORATION
CAPITALIZED BY ONLI @ $10,000      A BROKER/DEALER                           A STOCK LIFE INSURANCE COMPANY
                                   CAPITALIZED BY ONLI @ $790,000            CAPITALIZED BY ONLI @ $32,000,000
                                                                             INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------    ------------------------------            ------------------------------------
                                   Chm. & Dir.         D. O'Maley            Chm./Pres/.CEO & Dir.  D. O'Maley
Pres. & Dir.        J. Brom                                                  Sr. VP & Dir.          R. Dolan
                                   Pres. & Dir.        J. Palmer             Sr. VP & Dir.          J. Palmer
VP & Dir.           M. Boedeker                                              Sr. VP & Dir.          S. Summers
                                   V.P. & Dir.         M. Haverkamp          Sr. VP & Dir.          J. Brom
VP & Dir.           M. Stohler                                               Sr. VP                 T. Barefield
                                                                             Sr. VP                 A. Bowen
                                   Secy. & Dir.        R. Benedict           Sr. Vice Pres.         D. Cook
VP & Dir.           S. Williams                                              Sr. Vice Pres.         G. Smith
                                                                             Vice Pres. & Treas.    R. Broadwell
Treasurer           D. Taney                                                 Vice President         M. Boedeker
                                   Treasurer           B. Turner
Secretary           R. Benedict                                              Vice President         T. Backus
                                   Compliance Director J. Dunn               Vice President         G. Pearson
VP                  K. Hanson                                                Vice President         M. Stohler
VP                  D. Hundley                                               Vice Pres.             J. Houser
VP                  J. Martin                                                VP & Secy.             R. Benedict
                                                                             Asst. Secy.            J. Fischer
                                                                             Asst. Actuary          K. Flischel
-------------------------------    ------------------------------           ------------------------------------
                                                                                      SEPARATE ACCOUNT
                                                                            ------------------------------------
                                                                                              R
                                                                                             ---

                                      = Advisor to  Advisor to =
                      --------------------------------------------------------
------------------                    --------------------------------          --------------------------------
ONE FUND, INC.                        O.N. INVESTMENT MANAGEMENT CO.            OHIO NATIONAL FUND

A MARYLAND CORPORATION                AN OHIO CORPORATION                       A MARYLAND CORPORATION
AN OPEN END DIVERSIFIED               A FINANCIAL ADVISORY SERVICE              AN OPEN END DIVERSIFIED
MANAGEMENT INVESTMENT COMPANY         CAPITALIZED BY ONESCO @ $145,000          MANAGEMENT INVESTMENT COMPANY
-----------------------------         --------------------------------          --------------------------------
Pres. & Dir.        J. Palmer         Pres. & Dir.        J. Palmer             Pres. & Dir.        J. Palmer
Vice. Pres.         M. Boedeker                                                 Vice President      M. Boedeker
Vice  Pres.         J. Brom           VP & Dir.           G. Smith              Vice President      J. Brom
Vice Pres.          T. Barefield                                                Vice President      S. Williams
Vice Pres.          S. Williams                                                 Treasurer           D. Taney
Treasurer           D. Taney                                                    Secy. & Dir.        R. Benedict
Secy. & Dir.        R. Benedict       Treasurer           D. Taney              Director            R. Love
Director            R. Love                                                     Director            G. Castrucci
Director            G. Castrucci      Secretary           M. Haverkamp          Director            G. Vredeveld
Director            G. Vredeveld                                                Sr. VP              T. Barefield
---------------------------------     --------------------------------            ---------------------------------

Indemnification

Under the terms of the Operating Agreement, no Manager or officer of the registrant is liable, responsible or accountable in damages or otherwise to the registrant or its members for any action taken on behalf of the registrant within the scope of the authority of the Board of Managers or such officer, or reasonably believed by such person to be within the scope of his or her authority, or for any omission, unless such act or omission was performed or omitted fraudulently or in bad faith or constituted gross negligence, or wanton and willful misconduct. The registrant has agreed, under the terms of its Operating Agreement, to reimburse, indemnify, defend and hold harmless each Manager and officer from and against any loss, expense, damage or injury suffered or sustained by the registrant or its members by reason of any acts or omissions arising out of such person's activities on behalf of the registrant, including, without limitation, any judgment, award, settlement, reasonable attorneys' fees and other costs and expenses incurred in connection with the defense of any actual or threatened action, proceeding or claim, but excluding loss, expense, damage or injury caused or resulting from any acts or omissions performed or omitted fraudulently or in bad faith or which constitute gross negligence or wanton and willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to managers, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a manager, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such manager, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Business and Other Connections of the Investment Adviser and Subadviser

Information related to the registrant's investment adviser (Ohio National Investments, Inc.) and the subadviser (First Trust Advisors L.P.) is contained in the registration statement currently on file with the Commission for each entity on Form ADV and is incorporated herein by reference. The file numbers of those registrations are:

     Ohio National Investments, Inc.         File No. 801-51396
     First Trust Advisors L.P.               File No. 801-39950

Principal Underwriters

None

Location of Accounts and Records

The books and records required under Section 31(a) and Rules thereunder are maintained and in the possession of the following persons:

(a)      Journals and other records of original entry:


                  Firstar Bank, N.A.
                  425 Walnut Street
                  Cincinnati, Ohio 45202

                  and

                  American Data Services, Inc. ("ADS")
                  150 Motor Parkway, Suite 109
                  Hauppauge, New York 11788

(b)      General and auxiliary ledgers:

                  ADS

(c)      Securities records for portfolio securities:

                  ADS

(d) Corporate charter (Articles of Organization), Operating Agreement and Minute Books:

                  Ronald L. Benedict, Secretary
                  Dow Target Variable Fund LLC
                  One Financial Way
                  Montgomery, Ohio 45242

(e)      Records of brokerage orders:

                  The Adviser

(f)      Records of other portfolio transactions:

                  The Adviser

(g)      Records of options:

                  The Adviser

(h)     Records of trial balances:

                  ADS and the Adviser

(i)     Quarterly records of allocation of brokerage orders and commissions:

                  The Adviser

(j)     Records identifying persons or group authorizing portfolio transactions:

                  The Adviser

(k)     Files of advisory materials

                  The Adviser


Management Services

Not applicable


Undertakings

Not applicable

Signatures


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this post-effective amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Montgomery and State of Ohio on the 25th day of April, 2000.



                                                   DOW TARGET VARIABLE FUND LLC

                                                   By   /s/ JOHN J. PALMER
                                                     -------------------------
                                                     John J. Palmer, President


Attest  /s/ RONALD L. BENEDICT
        -----------------------------
        Ronald L. Benedict, Secretary


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.



         Signature                            Title                             Date
         ---------                            -----                             ----
         /s/ JOHN J. PALMER                   President and Manager             April 25, 2000
         ------------------                   (Principal Executive Officer)
         John J. Palmer

         /s/ DENNIS R. TANEY                  Treasurer (Principal Financial    April 25, 2000
         -------------------                  and Accounting Officer)
         Dennis R. Taney

         /s/ RONALD L. BENEDICT               Manager                           April 25, 2000
         ----------------------
         Ronald L. Benedict

         /s/ JAMES E. BUSHMAN                 Manager                           April 25, 2000
         -----------------------
         James E. Bushman

         /s/ ROSS LOVE                        Manager                           April 25, 2000
         -------------
         Ross Love

         /s/ GEORGE M. VREDEVELD              Manager                           April 25, 2000
         -----------------------
         George M. Vredeveld

Exhibit Index

Exhibit           Description
-------           -----------
                  Consent of KPMG LLP

                  Consent of Ronald L. Benedict, Esq.

                  Consent of Jones & Blouch L.L.P.

(d)(1) Sub-Advisory Agreement, effective April 3, 2000, between Ohio National Investments, Inc. and First Trust Advisors L.P.

(p)               The registrant's Code of Ethics

                             Jones & Blouch  L.L.P.
                                 Suite 410-East
                        1025 Thomas Jefferson St., N.W.
                              Washington, DC 20007
                                 (202) 223-3500

                                April 25, 2000

Board of Directors
Ohio National Fund, Inc.
One Financial Way
Cincinnati, OH 45242

    Re:   Dow Target Variable Fund LLC
          Registration Statement on Form N-1A
          File No. 333-64349
          -----------------------------------

Dear Sirs:

        We hereby consent to the reference to this firm under the caption "Legal Counsel" in the Statement of Additional Information included in Post-Effective Amendment No. 2 under the Securities Act of 1933 to the Registration Statement for Dow Target Variable Fund LLC (File No. 333-64349).

                                        Very truly yours,

                                        /s/ JONES & BLOUCH L.L.P.
                                            --------------------
                                            Jones & Blouch L.L.P.

                         INDEPENDENT AUDITORS' CONSENT

We consent to the use of our report for the Dow Target Variable Fund LLC dated February 11, 2000 and to the use of our name under the heading "Financial Highlights of Dow Target Variable Fund LLC" in the Prospectus and "Experts" in the Statement of Additional Information in Post-Effective Amendment No. 2 to File No. 333-64349.


                                                       /s/ KPMG LLP

April 25, 2000
Cincinnati, Ohio